UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                               FORM N-CSRS

          CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                           INVESTMENT COMPANIES


Investment Company Act file number  811-21198
                                    811-21301

Name of Fund:  WCMA Tax-Exempt Fund
               Master Tax-Exempt Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, WCMA Tax-Exempt Fund and Master Tax-Exempt Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 03/31/07

Date of reporting period: 04/01/06 - 09/30/06

Item 1 -    Report to Stockholders


Semi-Annual Report
September 30, 2006


WCMA Tax-Exempt Fund


This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.blackrock.com and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.


WCMA Tax-Exempt Fund
Box 9011
Princeton, NJ 08543-9011


(GO PAPERLESS...logo)
It's Fast, Convenient, & Timely!



WCMA Tax-Exempt Fund


Portfolio Holdings*


Put Bonds--3%
Fixed Rate Notes--10%
Tax-Exempt Commercial Paper--8%
Variable Rate Demand Obligations--79%

 * Based on total market value of Master Tax-Exempt Trust as of September 30, 2006. Investments are valued at amortized cost, which approximates market value.


Proxy Results


During the six-month period ended September 30, 2006, WCMA Tax-Exempt Fund's shareholders voted on the following proposals. On July 31, 2006 and August 31, 2006, the meetings were adjourned with respect to Proposals 1 and 3 until September 15, 2006, at which time they passed. A description of the proposals and number of shares voted were as follows:

                                                             Shares Voted   Shares Voted   Shares Voted
                                                                 For          Against        Abstain
1. To approve a new investment advisory agreement
   with BlackRock Advisors, Inc.                             344,849,506     13,226,466     25,493,486

3. To approve a contingent subadvisory agreement
   with BlackRock Advisors, Inc.                             336,758,593     13,304,523     33,506,341




WCMA TAX-EXEMPT FUND                                         SEPTEMBER 30, 2006



A Letter to Shareholders


Dear Shareholder


It is my pleasure to welcome you to BlackRock.

On September 29, 2006, BlackRock, Inc. ("BlackRock") and Merrill Lynch Investment Managers, L.P. ("MLIM") united to form one of the largest asset management firms in the world. Now with more than $1 trillion in assets under management, over 4,000 employees in 18 countries and representation in key markets worldwide, BlackRock's global presence means greater depth and scale to serve you.

The new BlackRock unites some of the finest money managers in the industry. Our ranks include more than 500 investment professionals globally - portfolio managers, research analysts, risk management professionals and traders. With offices strategically located around the world, our investment professionals have in-depth local knowledge and the ability to leverage our global presence and robust infrastructure to deliver focused investment solutions. BlackRock's professional investors are supported by disciplined investment processes and best-in-class technology, ensuring that our portfolio managers are well equipped to research, uncover and capitalize on the opportunities the world's markets have to offer.

The BlackRock culture emphasizes excellence, teamwork and integrity in the management of a variety of equity, fixed income, cash management, alternative investment and real estate products. Our firm's core philosophy is grounded in the belief that experienced investment and risk professionals using disciplined investment processes and sophisticated analytical tools can consistently add value to client portfolios.

As you probably are aware, most former MLIM investment products now carry the "BlackRock" name. This is reflected in newspapers and online fund reporting resources. Your account statements, as of the October month-end reporting period, also reflect the BlackRock name. Unless otherwise communicated to you, your funds maintain the same investment objectives that they did prior to the combination of MLIM and BlackRock. Importantly, this union does not affect your brokerage account or your relationship with your financial advisor. Clients of Merrill Lynch remain clients of Merrill Lynch.

We view this combination of asset management leaders as a complementary union that reinforces our commitment to shareholders. Individually, each firm made investment performance its single most important mission. Together, we are even better prepared to capitalize on market opportunities on behalf of our shareholders. Our focus on investment excellence is accompanied by an unwavering commitment to service, enabling us to assist clients, in cooperation with their financial professionals, in working toward their investment goals. We thank you for allowing us the opportunity, and we look forward to serving your investment needs in the months and years ahead as the new BlackRock.



Sincerely,



(Robert C. Doll, Jr.)
Robert C. Doll, Jr.
Vice Chairman
BlackRock, Inc.


  Data, including assets under management, are as of June 30, 2006.



WCMA TAX-EXEMPT FUND                                         SEPTEMBER 30, 2006


A Discussion With Your Fund's Portfolio Manager


We maintained a neutral investment strategy throughout the period, given the continued uncertainty surrounding monetary policy, and were able to preserve investor capital while offering a competitive yield relative to our peers.


How did the Fund perform during the period?

For the six-month period ended September 30, 2006, WCMA Tax-Exempt Fund's Class 1, Class 2, Class 3 and Class 4 Shares paid shareholders net annualized yields of 2.07%, 2.66%, 3.03% and 3.03%, respectively. As of September 30, 2006, the Fund had seven-day yields of 2.22% for Class 1, 2.82% for Class 2, 3.18% for Class 3 and 3.18% for Class 4.

The Fund continued to offer a competitive yield relative to its iMoneyNet, Inc. peer group average. Continued uncertainty with respect to the path of the Federal Reserve Board's (the Fed) monetary policy led us to maintain a relatively neutral investment strategy. This approach allowed the Fund to maintain a stable net asset value within the context of a high credit quality portfolio.


Describe market and economic conditions during the semi-annual period.

Uncertainty about economic growth, inflation and interest rates remained the focus for investors throughout the period. In the first three months, the Federal Open Market Committee (FOMC) met twice and voted both times to increase the federal funds target rate, which reached 5% in May and 5.25% in June. Despite signs of an economic slowdown, the central bank remained vigilant in targeting inflationary pressures during this time. The Fed, often sending mixed messages, was challenged to lay the groundwork for a pause in monetary tightening.

During the second half of the period, investors struggled with evidence of slowing economic growth. Commodity prices collapsed - crude oil dropped to near $60 per barrel from earlier highs of approximately $78 per barrel, and natural gas prices plummeted. Housing activity also continued its descent. Amid these conditions, the Fed opted to pause at its August and September meetings, leaving the federal funds rate at 5.25% and ending a two-year streak of 17 consecutive 25 basis point (.25%) interest rate hikes.

The pause in monetary tightening sparked a market rally, with bonds posting their strongest quarterly performance in several years. Bond yields, which move opposite their prices, fell significantly. Investor sentiment also shifted markedly, as expectations that the Fed could raise interest rates further during 2006 turned to anticipation of a cut in interest rates by early 2007.

While only moving slightly, the Treasury yield curve continued its flattening trend and ended the period inverted, with the six-month Treasury offering the highest yield on the curve at 5.02%, versus the 10-year Treasury yield of 4.64%. The London InterBank Offered Rate (LIBOR) was separated by only 25 basis points between one year and 10 years. The municipal curve also flattened during the six-month period, as price gains on longer-dated securities outpaced the gains on securities with shorter maturities. Unlike the Treasury curve, however, the municipal curve maintained a positive slope, with the yield on one-year municipal securities ending the period at 3.46% versus a 10-year municipal yield of 4.04%.

Although economic activity has slowed, positive revenue streams have reduced municipalities' need to borrow in the short-term municipal market. Reduced municipal issuance and a positive market backdrop caused yield ratios on fixed rate municipal notes to approach historically low levels, at close to 65% of their taxable counterparts. Yields on variable rate demand notes remained volatile, and their ratios fluctuated between 60% and 70% of their taxable counterparts.


How did you manage the portfolio during the period?

As we began the period, the portfolio was well positioned to meet the seasonal tax-related redemptions that normally occur during April and May. As the period progressed, however, tax-related redemptions were lighter than in previous years. As such, we shifted to a more neutral investment strategy in anticipation of a pause in the Fed's monetary tightening campaign. This involved increasing the Fund's average maturity to bring it closer to its peer group average.



WCMA TAX-EXEMPT FUND                                         SEPTEMBER 30, 2006



Notably, state and local municipalities addressed their annual financing needs during the six-month period. As they did, we looked to participate in the various opportunities, primarily at the outset of the period when rates were cheaper. In doing so, we focused particularly on longer-dated fixed rate municipal notes. However, reduced issuance and expensive ratios relative to taxable bonds limited our participation later in the period. As an alternative, we concentrated on locking in attractive rates for periods of 30 days - 90 days with tax-exempt commercial paper, when available. Variable-rate demand note securities continued to play an important role in our strategy. Given the rapidly changing nature of these securities, they often provided more attractive yields than fixed rate municipal investments. Overall, we continued to focus on providing shareholders with an attractive tax-exempt yield while maintaining a stable net asset value.


How would you characterize the portfolio's position at the close of the period?

Given the possibility of a Fed policy change, we will continue to monitor economic data to gauge the future direction of interest rates. We remain relatively neutral in our approach, seeking to increase our fixed rate note exposure during periods of market weakness. Should the economy show signs of extreme weakness, we would look to extend the Fund's maturity and become slightly more aggressive. When available, we will continue to utilize tax-exempt commercial paper to lock in attractive rates for short periods of time. Finally, we will continue to closely monitor the credit quality of the Fund's portfolio while seeking to provide our shareholders with an attractive tax-exempt yield.


Peter J. Hayes
Vice President and Portfolio Manager


October 13, 2006



WCMA TAX-EXEMPT FUND                                         SEPTEMBER 30, 2006



Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The following example (which is based on a hypothetical investment of $1,000 invested on April 1, 2006 and held through September 30, 2006) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The first table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

                                                                                          Expenses Paid
                                                       Beginning           Ending       During the Period*
                                                     Account Value     Account Value      April 1, 2006
                                                        April 1,       September 30,     to September 30,
                                                          2006              2006               2006
Actual

Class 1                                                  $1,000          $1,010.30            $7.47
Class 2                                                  $1,000          $1,013.30            $4.57
Class 3                                                  $1,000          $1,015.10            $2.76
Class 4                                                  $1,000          $1,015.10            $2.76

Hypothetical (5% annual return before expenses)**

Class 1                                                  $1,000          $1,017.47            $7.49
Class 2                                                  $1,000          $1,020.36            $4.58
Class 3                                                  $1,000          $1,022.16            $2.77
Class 4                                                  $1,000          $1,022.16            $2.77

 * For each class of the Fund, expenses are equal to the annualized expense ratio for the class
   (1.49% for Class 1, .91% for Class 2, .55% for Class 3 and .55% for Class 4), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the feeder fund and the master trust in which it invests.

** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.


WCMA TAX-EXEMPT FUND                                         SEPTEMBER 30, 2006


Statement of Assets and Liabilities                                                                          WCMA Tax-Exempt Fund

As of September 30, 2006
Assets

       Investment in Master Tax-Exempt Trust (the "Trust"), at value
       (identified cost--$797,586,810)                                                                            $   797,586,810
       Prepaid expenses and other assets                                                                                  313,480
                                                                                                                  ---------------
       Total assets                                                                                                   797,900,290
                                                                                                                  ---------------

Liabilities

       Payables:
           Administrator                                                                       $       157,824
           Distributor                                                                                  95,148
           Other affiliates                                                                             10,240            263,212
                                                                                               ---------------
       Other liabilities                                                                                                       76
                                                                                                                  ---------------
       Total liabilities                                                                                                  263,288
                                                                                                                  ---------------
       Net Assets
       Net assets                                                                                                 $   797,637,002
                                                                                                                  ===============

Net Assets Consist of

       Class 1 Shares of beneficial interest, $.10 par value, unlimited number of
       shares authorized                                                                                          $     4,925,562
       Class 2 Shares of beneficial interest, $.10 par value, unlimited number of
       shares authorized                                                                                               16,554,568
       Class 3 Shares of beneficial interest, $.10 par value, unlimited number of
       shares authorized                                                                                               40,054,677
       Class 4 Shares of beneficial interest, $.10 par value, unlimited number of
       shares authorized                                                                                               18,237,755
       Paid-in capital in excess of par                                                                               717,842,879
       Undistributed investment income--net                                                    $       115,158
       Accumulated realized capital losses allocated from the Trust--net                              (93,597)
                                                                                               ---------------
       Total accumulated earnings--net                                                                                     21,561
                                                                                                                  ---------------
       Net Assets                                                                                                 $   797,637,002
                                                                                                                  ===============
       Net Asset Value
       Class 1--Based on net assets of $49,250,323 and 49,255,622 shares of beneficial
       interest outstanding                                                                                       $          1.00
                                                                                                                  ===============
       Class 2--Based on net assets of $165,523,590 and 165,545,683 shares of beneficial
       interest outstanding                                                                                       $          1.00
                                                                                                                  ===============
       Class 3--Based on net assets of $400,499,523 and 400,546,767 shares of beneficial
       interest outstanding                                                                                       $          1.00
                                                                                                                  ===============
       Class 4--Based on net assets of $182,363,566 and 182,377,552 shares of beneficial
       interest outstanding                                                                                       $          1.00
                                                                                                                  ===============

       See Notes to Financial Statements.


WCMA TAX-EXEMPT FUND                                         SEPTEMBER 30, 2006


Statement of Operations                                                                                      WCMA Tax-Exempt Fund

For the Six Months Ended September 30, 2006
Investment Income

       Interest from affiliates                                                                                   $        13,280
       Net investment income allocated from the Trust:
           Interest and amortization of premium and discount earned                                                    14,218,294
           Expenses                                                                                                     (604,823)
                                                                                                                  ---------------
       Total income                                                                                                    13,626,751
                                                                                                                  ---------------

Expenses

       Administration fees                                                                     $     1,005,346
       Account maintenance and distribution fees--Class 3                                              748,476
       Account maintenance and distribution fees--Class 2                                              563,021
       Registration fees                                                                               410,934
       Account maintenance and distribution fees--Class 4                                              336,727
       Account maintenance and distribution fees--Class 1                                              194,322
       Printing and shareholder reports                                                                 18,397
       Transfer agent fees--Class 3                                                                     15,070
       Professional fees                                                                                12,073
       Transfer agent fees--Class 4                                                                      6,830
       Transfer agent fees--Class 2                                                                      6,210
       Transfer agent fees--Class 1                                                                      1,474
       Other                                                                                             5,449
                                                                                               ---------------
       Total expenses before waiver                                                                  3,324,329
       Waiver of expenses                                                                          (1,221,951)
                                                                                               ---------------
       Total expenses after waiver                                                                                      2,102,378
                                                                                                                  ---------------
       Investment income--net                                                                                          11,524,373
                                                                                                                  ---------------

Realized Gain Allocated from the Trust--Net

       Realized gain on investments--net                                                                                   24,416
                                                                                                                  ---------------
       Net Increase in Net Assets Resulting from Operations                                                       $    11,548,789
                                                                                                                  ===============

       See Notes to Financial Statements.


WCMA TAX-EXEMPT FUND                                         SEPTEMBER 30, 2006


Statements of Changes in Net Assets                                                                          WCMA Tax-Exempt Fund

                                                                                                 For the Six          For the
                                                                                                 Months Ended        Year Ended
                                                                                                September 30,        March 31,
Increase (Decrease) in Net Assets:                                                                   2006               2006
Operations

       Investment income--net                                                                  $    11,524,373    $    15,823,345
       Realized gain (loss)--net                                                                        24,416           (27,968)
                                                                                               ---------------    ---------------
       Net increase in net assets resulting from operations                                         11,548,789         15,795,377
                                                                                               ---------------    ---------------

Dividends to Shareholders

       Investment income--net:
           Class 1                                                                                   (413,014)          (535,146)
           Class 2                                                                                 (2,216,716)        (3,076,014)
           Class 3                                                                                 (6,111,878)        (8,405,142)
           Class 4                                                                                 (2,782,765)        (3,807,043)
                                                                                               ---------------    ---------------
       Net decrease in net assets resulting from dividends to shareholders                        (11,524,373)       (15,823,345)
                                                                                               ---------------    ---------------

Beneficial Interest Transactions

       Net increase in net assets derived from beneficial interest transactions                     37,071,547         43,648,906
                                                                                               ---------------    ---------------

Net Assets

       Total increase in net assets                                                                 37,095,963         43,620,938
       Beginning of period                                                                         760,541,039        716,920,101
                                                                                               ---------------    ---------------
       End of period*                                                                          $   797,637,002    $   760,541,039
                                                                                               ===============    ===============
           * Undistributed investment income--net                                              $       115,158    $       115,158
                                                                                               ===============    ===============

             See Notes to Financial Statements.


WCMA TAX-EXEMPT FUND                                         SEPTEMBER 30, 2006


Financial Highlights                                                                                         WCMA Tax-Exempt Fund
                                                                                           Class 1

                                                          For the Six                                            For the Period
The following per share data and ratios                   Months Ended                                          March 20, 2003++
have been derived from information                       September 30,          For the Year Ended March 31,      to March 31,
provided in the financial statements.                         2006            2006          2005           2004       2003
Per Share Operating Performance

Net asset value, beginning of period                       $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                                           ----------     ----------     ----------     ----------     ----------
Investment income--net                                            .01            .01         --++++         --++++         --++++
Realized gain (loss)--net                                      --++++          --***          --***          --***             --
                                                           ----------     ----------     ----------     ----------     ----------
Total from investment operations                                  .01            .01         --++++         --++++         --++++
                                                           ----------     ----------     ----------     ----------     ----------
Less dividends from investment income--net                      (.01)          (.01)          --***          --***          --***
                                                           ----------     ----------     ----------     ----------     ----------
Net asset value, end of period                             $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                                           ==========     ==========     ==========     ==========     ==========
Total investment return                                      1.03%+++          1.28%           .19%           .04%           .03%
                                                           ==========     ==========     ==========     ==========     ==========

Ratios to Average Net Assets**

Total expenses, net of waiver and/or reimbursement             1.49%*          1.51%          1.30%          1.02%           .01%
                                                           ==========     ==========     ==========     ==========     ==========
Total expenses                                                 1.49%*          1.51%          1.52%          1.53%           .01%
                                                           ==========     ==========     ==========     ==========     ==========
Total investment income and realized gain (loss)--net          2.07%*          1.29%           .18%           .04%           .03%
                                                           ==========     ==========     ==========     ==========     ==========

Supplemental Data

Net assets, end of period (in thousands)                   $   49,250     $   38,770     $   41,469     $   37,485     $       25
                                                           ==========     ==========     ==========     ==========     ==========


                                                                                           Class 2

                                                          For the Six                                            For the Period
The following per share data and ratios                   Months Ended                                          March 20, 2003++
have been derived from information                       September 30,          For the Year Ended March 31,      to March 31,
provided in the financial statements.                         2006            2006          2005           2004       2003
Per Share Operating Performance

Net asset value, beginning of period                       $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                                           ----------     ----------     ----------     ----------     ----------
Investment income--net                                            .01            .02            .01         --++++         --++++
Realized gain (loss)--net                                      --++++          --***          --***          --***             --
                                                           ----------     ----------     ----------     ----------     ----------
Total from investment operations                                  .01            .02            .01         --++++         --++++
                                                           ----------     ----------     ----------     ----------     ----------
Less dividends from investment income--net                      (.01)          (.02)          (.01)          --***        ----***
                                                           ----------     ----------     ----------     ----------     ----------
Net asset value, end of period                             $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                                           ==========     ==========     ==========     ==========     ==========
Total investment return                                      1.33%+++          1.88%           .57%           .15%           .03%
                                                           ==========     ==========     ==========     ==========     ==========

Ratios to Average Net Assets**

Total expenses, net of waiver and/or reimbursement              .91%*           .92%           .91%           .91%           .01%
                                                           ==========     ==========     ==========     ==========     ==========
Total expenses                                                 1.19%*          1.19%          1.20%          1.22%           .01%
                                                           ==========     ==========     ==========     ==========     ==========
Total investment income and realized gain (loss)--net          2.63%*          1.85%           .55%           .15%           .03%
                                                           ==========     ==========     ==========     ==========     ==========

Supplemental Data

Net assets, end of period (in thousands)                   $  165,524     $  156,442     $  174,094     $  175,594     $       25
                                                           ==========     ==========     ==========     ==========     ==========

      * Annualized

     ** Includes the Fund's share of the Trust's allocated expenses and/or investment income and realized gain (loss)--net.

    *** Amount is less than $(.01) per share.

     ++ Effective date of the Fund's registration.

   ++++ Amount is less than $.01 per share.

    +++ Aggregate total investment return.

        See Notes to Financial Statements.


WCMA TAX-EXEMPT FUND                                         SEPTEMBER 30, 2006


Financial Highlights (concluded)                                                                             WCMA Tax-Exempt Fund
                                                                                           Class 3

                                                          For the Six                                            For the Period
The following per share data and ratios                   Months Ended                                          March 20, 2003++
have been derived from information                       September 30,          For the Year Ended March 31,      to March 31,
provided in the financial statements.                         2006            2006          2005           2004       2003
Per Share Operating Performance

Net asset value, beginning of period                       $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                                           ----------     ----------     ----------     ----------     ----------
Investment income--net                                            .01            .02            .01            .01         --++++
Realized gain (loss)--net                                      --++++          --***          --***          --***             --
                                                           ----------     ----------     ----------     ----------     ----------
Total from investment operations                                  .01            .02            .01            .01         --++++
                                                           ----------     ----------     ----------     ----------     ----------
Less dividends from investment income--net                      (.01)          (.02)          (.01)          (.01)          --***
                                                           ----------     ----------     ----------     ----------     ----------
Net asset value, end of period                             $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                                           ==========     ==========     ==========     ==========     ==========
Total investment return                                      1.51%+++          2.24%           .93%           .50%           .03%
                                                           ==========     ==========     ==========     ==========     ==========

Ratios to Average Net Assets**

Total expenses, net of waiver and/or reimbursement              .55%*           .56%           .56%           .55%           .01%
                                                           ==========     ==========     ==========     ==========     ==========
Total expenses                                                  .88%*           .89%           .90%           .92%           .01%
                                                           ==========     ==========     ==========     ==========     ==========
Total investment income and realized gain (loss)--net          2.99%*          2.23%           .91%           .50%           .03%
                                                           ==========     ==========     ==========     ==========     ==========

Supplemental Data

Net assets, end of period (in thousands)                   $  400,500     $  408,672     $  367,434     $  360,243     $       25
                                                           ==========     ==========     ==========     ==========     ==========



                                                                                           Class 4

                                                          For the Six                                            For the Period
The following per share data and ratios                   Months Ended                                          March 20, 2003++
have been derived from information                       September 30,          For the Year Ended March 31,      to March 31,
provided in the financial statements.                         2006            2006          2005           2004       2003
Per Share Operating Performance

Net asset value, beginning of period                       $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                                           ----------     ----------     ----------     ----------     ----------
Investment income--net                                            .01            .02            .01            .01         --++++
Realized gain (loss)--net                                      --++++          --***          --***          --***             --
                                                           ----------     ----------     ----------     ----------     ----------
Total from investment operations                                  .01            .02            .01            .01         --++++
                                                           ----------     ----------     ----------     ----------     ----------
Less dividends from investment income--net                      (.01)          (.02)          (.01)          (.01)          --***
                                                           ----------     ----------     ----------     ----------     ----------
Net asset value, end of period                             $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                                           ==========     ==========     ==========     ==========     ==========
Total investment return                                      1.51%+++          2.24%           .93%           .50%           .03%
                                                           ==========     ==========     ==========     ==========     ==========

Ratios to Average Net Assets**

Total expenses, net of waiver and/or reimbursement              .55%*           .56%           .55%           .55%           .01%
                                                           ==========     ==========     ==========     ==========     ==========
Total expenses                                                  .88%*           .89%           .90%           .92%           .01%
                                                           ==========     ==========     ==========     ==========     ==========
Total investment income and realized gain (loss)--net          3.00%*          2.28%           .88%           .50%           .03%
                                                           ==========     ==========     ==========     ==========     ==========

Supplemental Data

Net assets, end of period (in thousands)                   $  182,364     $  156,657     $  133,924     $  155,581     $       25
                                                           ==========     ==========     ==========     ==========     ==========

      * Annualized

     ** Includes the Fund's share of the Trust's allocated expenses and/or investment income and realized gain (loss)--net.

    *** Amount is less than $(.01) per share.

     ++ Effective date of the Fund's registration.

   ++++ Amount is less than $.01 per share.

    +++ Aggregate total investment return.

        See Notes to Financial Statements.


WCMA TAX-EXEMPT FUND                                         SEPTEMBER 30, 2006



Notes to Financial Statements                              WCMA Tax-Exempt Fund


1. Significant Accounting Policies:
WCMA Tax-Exempt Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company. The Fund seeks to achieve its investment objective by investing all of its assets in the Master Tax-Exempt Trust (the "Trust"), which has the same investment objective and strategies as the Fund. The value of the Fund's investment in the Trust reflects the Fund's proportionate interest in the net assets of the Trust. The performance of the Fund is directly affected by the performance of the Trust. The financial statements of the Trust, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The percentage of the Trust owned by the Fund at September 30, 2006 was approximately 9%. The Fund is divided into multiple classes, designated Class 1, Class 2, Class 3 and Class 4. Each Class 1, Class 2, Class 3 and Class 4 Share represents interests in the same assets of the Fund and has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears certain expenses related to the account maintenance and the distribution of such shares and the additional incremental transfer agent costs resulting from the conversion of shares and has exclusive voting rights with respect to matters relating to such account maintenance and distribution expenditures. Income, expenses (other than expenses attributed to a specific class) and unrealized gains and losses are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--The Fund records its investments in the Trust at fair value. Valuation of securities held by the Trust is discussed in Note 1(a) of the Trust's Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses--The Fund records daily its proportionate share of the Trust's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own income and expenses.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(d) Recent accounting pronouncement--In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48 ("FIN 48") entitled "Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109." FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity including mutual funds before being measured and recognized in the financial statements. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. The impact on the Fund's financial statements, if any, is currently being assessed.

(e) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(f) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and backup withholding tax withheld) in additional fund shares at net asset value. Dividends are declared from the total of net investment income. Distributions of net realized gain, if any, on investments are paid at least annually.

(g) Investment transactions--Investment transactions in the Trust are accounted for on a trade date basis.


2. Transactions with Affiliates:
The Fund has entered into an Administration Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .25% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.



WCMA TAX-EXEMPT FUND                                         SEPTEMBER 30, 2006



Notes to Financial Statements (continued)                  WCMA Tax-Exempt Fund


The Fund has adopted Distribution Plans in compliance with Rule 12b-1 under the Investment Company Act of 1940, pursuant to which Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), an affiliate of FAM, receives account maintenance and distribution fees from the Fund. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of the Fund as follows:


                                             Account
                                         Maintenance       Distribution
                                                 Fee                Fee

Class 1                                         .25%               .75%
Class 2                                         .25%              .425%
Class 3                                         .25%              .125%
Class 4                                         .25%              .125%


The ongoing account maintenance fee compensates MLPF&S for providing account maintenance services to respective shareholders. The ongoing distribution fee compensates MLPF&S for providing shareholder and distribution related services to shareholders. The Fund has entered into a contractual arrangement with FAM and MLPF&S to waive and/or reimburse a portion of the Fund's fees and expenses to ensure that the net expenses for the Fund's Class 2 Shares is .35% higher than that of CMA Tax-Exempt Fund, and Class 3 and Class 4 Shares are equal to that of CMA Tax-Exempt Fund. The fee/expense waiver or reimbursement includes account maintenance and distribution fees. This arrangement has a one-year term and is renewable. For the year ended September 30, 2006, FAM and MLPF&S earned fees of $1,842,546 respectively, of which $1,221,951 was waived.

Financial Data Services, Inc. ("FDS"), a wholly owned subsidiary of ML & Co., is the Fund's transfer agent. Interest is earned by the Fund from FDS based on the difference, if any, between estimated and actual daily beneficial share activity, which results in uninvested net proceeds from sales of Fund shares.

In February 2006, ML & Co. and BlackRock, Inc. entered into an agreement to contribute ML & Co.'s investment management business, including FAM, to the investment management business of BlackRock, Inc. The transaction closed on September 29, 2006.

On September 15, 2006, shareholders of the Fund approved a new Investment Advisory Agreement, for the Trust, with BlackRock Advisors, Inc. (the "Manager"), a wholly owned subsidiary of BlackRock, Inc. BlackRock Advisors, Inc. was reorganized into BlackRock Advisors, LLC. The new advisory agreement became effective on September 29, 2006 and the investment advisory fee is unchanged. In addition, the Manager will provide administrative services and the administrative fee is unchanged.

Prior to the closing, certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, and/or ML & Co.

Commencing September 29, 2006, certain officers and/or trustees of the Fund are officers and/or directors of BlackRock, Inc. or its affiliates.


3. Shares of Beneficial Interest:
Net increase in net assets derived from beneficial interest transactions was $37,071,547 and $43,648,906 for the six months ended September 30, 2006 and the year ended March 31, 2006, respectively.

Transactions in shares of beneficial interest for each class were as follows:


Class 1 Shares for the
Six Months Ended                                                 Dollar
September 30, 2006                            Shares             Amount

Shares sold                              400,549,345    $   400,549,345
Shares issued to shareholders in
   reinvestment of dividends                 412,988            412,988
                                     ---------------    ---------------
Total issued                             400,962,333        400,962,333
Shares redeemed                        (390,483,091)      (390,483,091)
                                     ---------------    ---------------
Net increase                              10,479,242    $    10,479,242
                                     ===============    ===============



Class 1 Shares for the Year                                      Dollar
Ended March 31, 2006                          Shares             Amount

Shares sold                              824,181,982    $   824,181,982
Shares issued to shareholders in
   reinvestment of dividends                 535,152            535,152
                                     ---------------    ---------------
Total issued                             824,717,134        824,717,134
Shares redeemed                        (827,414,236)      (827,414,236)
                                     ---------------    ---------------
Net decrease                             (2,697,102)    $   (2,697,102)
                                     ===============    ===============



Class 2 Shares for the
Six Months Ended                                                 Dollar
September 30, 2006                            Shares             Amount

Shares sold                              807,071,720    $   807,071,720
Shares issued to shareholders in
   reinvestment of dividends               2,216,712          2,216,712
                                     ---------------    ---------------
Total issued                             809,288,432        809,288,432
Shares redeemed                        (800,211,511)      (800,211,511)
                                     ---------------    ---------------
Net increase                               9,076,921    $     9,076,921
                                     ===============    ===============



WCMA TAX-EXEMPT FUND                                         SEPTEMBER 30, 2006



Notes to Financial Statements (concluded)                  WCMA Tax-Exempt Fund


Class 2 Shares for the Year                                      Dollar
Ended March 31, 2006                          Shares             Amount

Shares sold                            1,511,234,064    $ 1,511,234,064
Shares issued to shareholders in
   reinvestment of dividends               3,076,020          3,076,020
                                     ---------------    ---------------
Total issued                           1,514,310,084      1,514,310,084
Shares redeemed                      (1,531,954,706)    (1,531,954,706)
                                     ---------------    ---------------
Net decrease                            (17,644,622)    $  (17,644,622)
                                     ===============    ===============



Class 3 Shares for the
Six Months Ended                                                 Dollar
September 30, 2006                            Shares             Amount

Shares sold                            2,748,675,785    $ 2,748,675,785
Shares issued to shareholders in
   reinvestment of dividends               6,111,878          6,111,878
                                     ---------------    ---------------
Total issued                           2,754,787,663      2,754,787,663
Shares redeemed                      (2,762,972,512)    (2,762,972,512)
                                     ---------------    ---------------
Net decrease                             (8,184,849)    $   (8,184,849)
                                     ===============    ===============



Class 3 Shares for the Year                                      Dollar
Ended March 31, 2006                          Shares             Amount

Shares sold                            4,272,556,196    $ 4,272,556,196
Shares issued to shareholders in
   reinvestment of dividends               8,405,142          8,405,142
                                     ---------------    ---------------
Total issued                           4,280,961,338      4,280,961,338
Shares redeemed                      (4,239,707,670)    (4,239,707,670)
                                     ---------------    ---------------
Net increase                              41,253,668    $    41,253,668
                                     ===============    ===============



Class 4 Shares for the
Six Months Ended                                                 Dollar
September 30, 2006                            Shares             Amount

Shares sold                            1,917,595,842    $ 1,917,595,842
Shares issued to shareholders in
   reinvestment of dividends               2,782,765          2,782,765
                                     ---------------    ---------------
Total issued                           1,920,378,607      1,920,378,607
Shares redeemed                      (1,894,678,374)    (1,894,678,374)
                                     ---------------    ---------------
Net increase                              25,700,233    $    25,700,233
                                     ===============    ===============



Class 4 Shares for the Year                                      Dollar
Ended March 31, 2006                          Shares             Amount

Shares sold                            3,252,438,955    $ 3,252,438,955
Shares issued to shareholders in
   reinvestment of dividends               3,807,043          3,807,043
                                     ---------------    ---------------
Total issued                           3,256,245,998      3,256,245,998
Shares redeemed                      (3,233,509,036)    (3,233,509,036)
                                     ---------------    ---------------
Net increase                              22,736,962    $    22,736,962
                                     ===============    ===============



4. Capital Loss Carryforward:
On March 31, 2006, the Fund had a net capital loss carryforward of approximately $118,016, of which $18,557 expires in 2012, $19,893 expires in 2013 and $79,566 expires in 2014. This amount will be available to offset like amounts of any future taxable gains.



WCMA TAX-EXEMPT FUND                                         SEPTEMBER 30, 2006



Schedule of Investments               Master Tax-Exempt Trust    (in Thousands)


       Face
     Amount    Municipal Bonds                                            Value

Alabama--3.1%

  $  59,405    Alabama Special Care Facilities Financing Authority,
                Mobile Revenue Refunding Bonds (Ascension
                Health Credit), VRDN, Series B, 3.72%
                due 11/15/2039 (j)                                   $   59,405
     71,400    Birmingham, Alabama, Special Care Facilities,
                Financing Authority, Revenue Refunding Bonds
                (Ascension Health Credit), VRDN, Series B, 3.68%
                due 11/15/2039 (j)                                       71,400
     20,000    Columbia, Alabama, IDB Revenue Bonds (Alabama
                Power Company Project), VRDN, AMT, 3.88%
                due 11/01/2021 (j)                                       20,000
     11,950    Daphne, Alabama, Special Care Facilities Financing
                Authority, Revenue Refunding Bonds (Presbyterian),
                VRDN, Series B, 3.79% due 8/15/2023 (a)(j)               11,950
      1,000    Decatur, Alabama, IDB, Environmental Facilities
                Revenue Bonds (BP Amoco Chemical Company
                Project), VRDN, AMT, 3.83% due 11/01/2035 (j)             1,000
      4,255    Eagle Tax-Exempt Trust, Birmingham, Alabama, Water
                and Sewer, VRDN, Series 2002-6009, Class A, 3.79%
                due 1/01/2043 (f)(j)                                      4,255
               Eagle Tax-Exempt Trust, Jefferson County, Alabama,
                Sewer Revenue Refunding Bonds, VRDN, Series
                2002 (b)(j):
      7,835       Class 6015, 3.79% due 2/01/2032                         7,835
      3,000       Class 6016, 3.79% due 2/01/2038                         3,000
     91,600    Jefferson County, Alabama, Limited Obligation
                School Warrants, VRDN, Series B, 3.77%
                due 1/01/2027 (a)(j)                                     91,600
      5,000    Jefferson County, Alabama, Sewer Revenue
                Refunding Bonds, VRDN, Series C-6, 3.75%
                due 2/01/2040 (j)(n)                                      5,000
      8,100    Lehman Municipal Trust Receipts, Alabama Housing
                Finance Authority, FLOATS, VRDN, Series 2006-K41,
                3.83% due 10/01/2037 (o)                                  8,100

Alaska--2.1%

     19,400    Alaska Industrial Development and Export Authority
                Revenue Bonds, ROCS, VRDN, Series II-R-320,
                3.78% due 4/01/2034 (e)(j)                               19,400
     80,000    Alaska State Housing Financing Corporation,
                Collateralized Revenue Bonds (Veterans Mortgage
                Program), AMT, 3.43% due 12/01/2006 (i)                  80,000
      2,210    Anchorage, Alaska, Electric Utility Revenue Refunding
                Bonds, PUTTERS, VRDN, Series 1128, 3.78%
                due 6/01/2013 (f)(j)(o)                                   2,210



       Face
     Amount    Municipal Bonds                                            Value

Alaska (concluded)

               Anchorage, Alaska, GO:
  $   6,215       PUTTERS, VRDN, Series 552, 3.78%
                  due 6/01/2012 (f)(j)                               $    6,215
     18,700       TAN, 4.50% due 12/28/2006                              18,752
               Valdez, Alaska, Marine Terminal Revenue Refunding
                Bonds, VRDN (j):
      1,200       (BP Pipelines Inc. Project), Series A, 3.80%
                  due 6/01/2037                                           1,200
      7,225       (BP Pipelines Inc. Project), Series B, 3.80%
                  due 7/01/2037                                           7,225
      3,085       (BP Pipelines Inc. Project), Series C, 3.80%
                  due 7/01/2037                                           3,085
      3,580       (ConocoPhillips Company Project), 3.77%
                  due 5/01/2007                                           3,580
     49,650       (ConocoPhillips Company Project), Series C,
                  3.68% due 6/01/2007                                    49,650

Arizona--1.6%

     33,000    Apache County, Arizona, IDA, IDR (Tucson Electric
                Power Co.), VRDN, Series 83-A, 3.72%
                due 12/15/2018 (j)                                       33,000
               Arizona Health Facilities Authority, Revenue Refunding
                Bonds (Banner Health System), VRDN (j):
      5,000       Series A, 3.74% due 1/01/2029 (f)                       5,000
      4,440       Series B, 3.73% due 1/01/2035 (b)                       4,440
     10,000    Maricopa County, Arizona, IDA, Health Facilities
                Revenue Bonds, PUTTERS, VRDN, Series 420,
                3.79% due 1/01/2010 (j)                                  10,000
     15,211    Maricopa County, Arizona, IDA, S/F Mortgage Revenue
                Bonds, FLOATS, VRDN, AMT, Series 1165, 3.80%
                due 2/01/2008 (j)                                        15,211
     20,000    McAllister Academic Village, LLC, Arizona,
                Revenue Bonds (Arizona State University Project),
                VRDN, Series A, 3.75% due 7/01/2045 (a)(j)               20,000
     42,290    Morgan Keegan Municipal Products, Inc., Maricopa
                County, Arizona, IDA, VRDN, AMT, Series A, 3.84%
                due 2/02/2009 (j)                                        42,290
               Phoenix, Arizona, Civic Improvement Corporation,
                State of Arizona Distribution Revenue Bonds,
                VRDN (b)(j):
      2,400       PUTTERS, Series 1306, 3.81%
                  due 1/01/2026                                           2,400
      4,775       TOCS, Series Z-11, 3.81% due 5/08/2034                  4,775



Portfolio Abbreviations for Master Tax-Exempt Trust


ACES (SM)  Adjustable Convertible Extendible Securities
AMT        Alternative Minimum Tax (subject to)
BAN        Bond Anticipation Notes
COP        Certificates of Participation
CP         Commercial Paper
EDA        Economic Development Authority
EDR        Economic Development Revenue Bonds
FLOATS     Floating Rate Securities
GO         General Obligation Bonds
HDA        Housing Development Authority
HFA        Housing Finance Agency
IDA        Industrial Development Authority
IDB        Industrial Development Board
IDR        Industrial Development Revenue Bonds
M/F        Multi-Family
MERLOTS    Municipal Exempt Receipts Liquidity
           Optional Tenders
MSTR       Municipal Securities Trust Receipts
PCR        Pollution Control Revenue Bonds
PUTTERS    Puttable Tax-Exempt Receipts
RAN        Revenue Anticipation Notes
ROCS       Reset Option Certificates
S/F        Single-Family
TAN        Tax Anticipation Notes
TOCS       Tender Option Certificates
TRAN       Tax Revenue Anticipation Notes
VRDN       Variable Rate Demand Notes



WCMA TAX-EXEMPT FUND                                         SEPTEMBER 30, 2006



Schedule of Investments (continued)   Master Tax-Exempt Trust    (in Thousands)


       Face
     Amount    Municipal Bonds                                            Value

Arizona (concluded)

  $   4,085    Phoenix, Arizona, IDA, Government Office Lease
                Revenue Refunding Bonds, PUTTERS, VRDN,
                Series 1119, 3.78% due 9/15/2013 (a)(j)              $    4,085
      8,692    Pima County, Arizona, IDA, S/F Mortgage Revenue
                Bonds, VRDN, 5.27% due 2/04/2012 (j)                      8,692

Arkansas--1.0%

     62,792    Arkansas State Development Finance Authority,
                S/F Mortgage Revenue Bonds, FLOATS, VRDN, AMT,
                Series 1139, 3.81% due 2/01/2008 (j)                     62,792
     20,595    Morgan Keegan Municipal Products, Inc., Arkansas
                State Development Finance Authority, VRDN, AMT,
                Series D, 3.83% due 2/01/2010 (j)                        20,595
     10,695    University of Arkansas, University Revenue
                Bonds, FLOATS, VRDN, Series 1397, 3.78%
                due 11/01/2036 (a)(j)                                    10,695

California--0.8%

      4,964    California Health Facilities Financing Authority
                Revenue Bonds, FLOATS, VRDN, Series 591, 3.78%
                due 3/01/2014 (f)(j)                                      4,964
     17,500    California State Economic Recovery, GO, FLOATS, VRDN,
                Series L27, 3.66% due 7/01/2017 (j)                      17,500
      8,090    California State, GO, MERLOTS, VRDN, Series B-45,
                3.77% due 10/01/2029 (j)                                  8,090
     10,500    California Statewide Communities Development
                Authority, M/F Housing Revenue Bonds, FLOATS,
                VRDN, Series 54TP, 3.83% due 1/01/2049 (j)               10,500
     30,485    Los Angeles, California, S/F Home Mortgage Revenue
                Bonds, VRDN, AMT, 4.53% due 12/01/2006 (j)               30,485
      4,800    San Francisco, California, City and County Airport
                Commission, International Airport Revenue Refunding
                Bonds, VRDN, Second Series, Issue 33J, 3.55%
                due 5/01/2026 (j)(n)                                      4,800

Colorado--2.5%

      7,725    Adams County, Colorado, School District Number 012,
                GO, ROCS, VRDN, Series II-R-1045, 3.78%
                due 12/15/2022 (e)(j)                                     7,725
      3,200    Colorado Department of Transportation Revenue
                Bonds, ROCS, VRDN, Series II-R-4046, 3.78%
                due 12/15/2016 (a)(j)                                     3,200
     10,030    Colorado Department of Transportation Revenue
                Refunding Bonds, PUTTERS, VRDN, Series 318,
                3.78% due 6/15/2015 (f)(j)                               10,030
               Colorado Educational and Cultural Facilities Authority,
                Revenue Refunding Bonds (National Jewish
                Federation Bond Program Project), VRDN (j):
     23,510       Series A-1, 3.83% due 9/01/2033                        23,510
     11,590       Series A-6, 3.83% due 2/01/2025                        11,590
     24,335       Series A-8, 3.83% due 9/01/2035                        24,335
     16,515       Series C-1, 3.83% due 9/01/2035                        16,515
      3,795    Colorado Health Facilities Authority, Revenue Refunding
                Bonds (Catholic Health Initiatives), VRDN, Series B-1,
                3.75% due 3/01/2023 (j)                                   3,795
      6,900    Colorado School Mines Development Corporation,
                Revenue Refunding Bonds, VRDN, 3.91%
                due 9/01/2026 (j)                                         6,900
     40,000    Colorado State, General Fund, RAN, 4.50%
                due 6/27/2007                                            40,206



       Face
     Amount    Municipal Bonds                                            Value

Colorado (concluded)

               Denver, Colorado, City and County Airport Revenue
                Refunding Bonds, VRDN (b)(j):
  $   9,500       FLOATS, Series 63-TP, 3.78% due 11/15/2025         $    9,500
      5,830       MERLOTS, AMT, Series  A61, 3.83%
                  due 11/15/2012                                          5,830
      7,647    Denver, Colorado, City and County S/F Mortgage
                Revenue Refunding Bonds, VRDN, AMT, Series A,
                5.252% due 10/25/2006 (j)                                 7,647
      2,966    E-470 Public Highway Authority, Colorado, Revenue
                Bonds, TOCS, VRDN, Series Z-9, 3.81%
                due 10/01/2021 (f)(j)                                     2,966
      2,835    E-470 Public Highway Authority, Colorado, Revenue
                Refunding Bonds, FLOATS, VRDN, Series 997, 3.81%
                due 3/01/2036 (f)(j)                                      2,835
        224    El Paso County, Colorado, S/F Mortgage Revenue
                Bonds, FLOATS, VRDN, AMT, Series 1136, 3.81%
                due 11/01/2008 (j)                                          224
               Pitkin County, Colorado, IDR, Refunding (Aspen
                Skiing Company Project), VRDN (j):
      7,900       AMT, Series B, 3.93% due 4/01/2014                      7,900
     14,700       Series A, 3.83% due 4/01/2016                          14,700
     18,200    Platte River Power Authority, Colorado, Electric
                Revenue Refunding Bonds, VRDN, Sub-Lien,
                Series S-1, 3.73% due 6/01/2018 (j)                      18,200
      6,500    University of Colorado Hospital Authority Revenue
                Bonds, ROCS, VRDN, Series II-R-573CE, 3.79%
                due 11/15/2040 (j)                                        6,500

Connecticut--0.3%

     13,070    Connecticut State Health and Educational Facilities
                Authority, Revenue Refunding Bonds (Ascension
                Health Credit), Series B, 3.68% due 11/15/2029 (j)       13,070
     14,800    Eagle Tax-Exempt Trust, Connecticut, GO, VRDN,
                Series 96-0701, 3.78% due 11/15/2007 (j)                 14,800

Delaware--0.9%

     44,600    Delaware State, EDA, Revenue Bonds (Hospital Billing
                and Collection), VRDN, Series C, 3.68%
                due 12/01/2015 (j)                                       44,600
               Delaware State Housing Authority Revenue Bonds,
                VRDN (j):
      3,685       MERLOTS, Series B10, 3.83%
                  due 7/01/2031 (f)                                       3,685
      2,095       ROCS, AMT, Series II-R-359, 3.81%
                  due 7/01/2035 (e)                                       2,095
               GS Pool Trust, Delaware, AMT, FLOATS, VRDN (j):
     15,243       Series 1, 3.87% due 6/02/2012                          15,243
     12,390       Series 35TP, 3.87% due 8/01/2049                       12,390
      4,000       Series 56TP, 3.84% due 7/01/2048                        4,000

District of Columbia--0.9%

      4,000    District of Columbia, Ballpark Revenue Bonds,
                PUTTERS, VRDN, Series 1325, 3.78%
                due 2/01/2014 (b)(j)                                      4,000
               District of Columbia, GO, Refunding, VRDN (j):
     17,350       MSTR, Series SGA-62, 3.81% due 6/01/2017 (a)           17,350
     21,195       Series C, 3.77% due 6/01/2026 (b)                      21,195
     16,605    District of Columbia, Hospital Revenue Bonds,
                FLOATS, VRDN, Series 712, 3.78%
                due 7/15/2019 (j)                                        16,605
     26,265    District of Columbia, Water and Sewer Authority,
                Public Utility Revenue Bonds, FLOATS, VRDN,
                Series 1125, 3.78% due 10/01/2033 (b)(j)                 26,265



WCMA TAX-EXEMPT FUND                                         SEPTEMBER 30, 2006



Schedule of Investments (continued)   Master Tax-Exempt Trust    (in Thousands)


       Face
     Amount    Municipal Bonds                                            Value

Florida--4.1%

 $   11,695    Collier County, Florida, School Board, COP,
                ROCS, VRDN, Series II-R-7032, 3.78%
                due 2/15/2024 (e)(j)                                 $   11,695
     15,500    Eagle Tax-Exempt Trust, Florida State Board of
                Education, GO, VRDN, Series 2005-0057, Class A,
                3.79% due 6/01/2035 (j)                                  15,500
      4,995    Eclipse Funding Trust, Solar Eclipse Certificates,
                Gainesville, Florida, Utilities System Revenue
                Refunding Bonds, VRDN, Series 2006-0027,
                3.77% due 10/01/2013 (e)(j)                               4,995
      5,480    Florida Housing Finance Corporation, M/F Mortgage
                Revenue Bonds, ROCS, VRDN, Series II-R-600CE,
                3.82% due 7/01/2043 (j)                                   5,480
               Florida Local Government Finance Commission, CP:
     19,076       3.58% due 10/31/2006                                   19,076
      7,500       3.58% due 11/01/2006                                    7,500
      8,000    Florida State Board of Education, GO, MSTR, VRDN,
                Series SGA-139, 3.79% due 6/01/2032 (f)(j)                8,000
      3,475    Florida State Board of Education, GO, Refunding,
                ROCS, VRDN, Series II-R-6087, 3.78%
                due 6/01/2025 (j)                                         3,475
               Florida State Board of Education, Lottery Revenue
                Bonds, VRDN (j):
      6,220       FLOATS, Series 858, 3.78% due 1/01/2017 (f)             6,220
      2,835       ROCS, Series II-R-4521, 3.78% due 7/01/2020 (b)         2,835
     27,915    Florida State, Revenue Refunding Bonds, MERLOTS,
                VRDN, Series A-22, 3.35% due 7/01/2027 (j)               27,915
      4,100    Gainesville, Florida, Utilities System Revenue
                Refunding Bonds, VRDN, Series C, 3.80%
                due 10/01/2026 (j)                                        4,100
      6,000    Highlands County, Florida, Health Facilities Authority,
                Hospital Revenue Refunding Bonds (Adventist
                Health System), VRDN, Series C, 3.77%
                due 11/15/2021 (j)                                        6,000
      3,955    Hillsborough County, Florida, Aviation Authority,
                Revenue Refunding Bonds, MERLOTS, VRDN, AMT,
                Series A18, 3.83% due 10/01/2013 (f)(j)                   3,955
     15,000    Jacksonville, Florida, Electric Authority, CP, 3.55%
                due 11/08/2006                                           15,000
     34,925    Jacksonville, Florida, Electric Authority Revenue
                Bonds (Electric System), VRDN, Series B, 3.83%
                due 10/01/2030 (j)                                       34,925
     10,000    Miami-Dade County, Florida, CP, 3.70%
                due 10/02/2006                                           10,000
      5,840    Miami-Dade County, Florida, GO, ROCS, VRDN,
                Series II-R-387, 3.79% due 7/01/2028 (b)(j)               5,840
     60,000    Miami-Dade County, Florida, School District, TAN,
                4.50% due 6/28/2007                                      60,328
      6,000    Miami-Dade County, Florida, Special Obligation
                Revenue Bonds, TOCS, VRDN, Series Z-9, 3.81%
                due 4/17/2015 (f)(j)                                      6,000
     15,700    North Broward, Florida, Hospital District Revenue
                Refunding Bonds, VRDN, Series B, 3.74%
                due 1/15/2031 (g)(j)                                     15,700
               Orange County, Florida, Health Facilities Authority
                Revenue Bonds, FLOATS, VRDN (j):
     32,195       Series 532, 3.78% due 11/15/2015 (a)                   32,195
     17,245       Series 830, 3.78% due 11/15/2022 (e)                   17,245
               Orlando-Orange County Expressway Authority,
                Florida, Expressway Revenue Bonds, VRDN (a)(j):
      2,250       Sub-Series A-2, 3.72% due 7/01/2040                     2,250
      8,000       Sub-Series C, 3.70% due 7/01/2040                       8,000



       Face
     Amount    Municipal Bonds                                            Value

Florida (concluded)

 $   19,000    Orlando-Orange County Expressway Authority, Florida,
                Expressway Revenue Refunding Bonds, VRDN,
                Series D, 3.72% due 7/01/2032 (e)(j)                 $   19,000
     10,000    Palm Beach County, Florida, CP, 3.67%
                due 2/22/2007                                            10,000
               Volusia County, Florida, School Board, COP,
                VRDN (f)(j):
      2,130       PUTTERS, Series 970, 3.78% due 2/01/2013                2,130
      5,485       ROCS, Series II-R-2212, 3.78% due 8/01/2023             5,485

Georgia--2.1%

      4,005    Albany-Dougherty County, Georgia, Hospital Authority
                Revenue Refunding Bonds, FLOATS, VRDN, Series L3J,
                3.78% due 9/01/2020 (a)(j)                                4,005
     16,300    Appling County, Georgia, Development Authority, PCR
                (Georgia Power Plant Hatch), VRDN, Second Series,
                3.85% due 12/01/2018 (j)                                 16,300
     12,500    Atlanta, Georgia, Subordinate Lien Tax Allocation Bonds
                (Atlantic Station), VRDN, 3.84% due 12/01/2024 (j)       12,500
      4,000    Atlanta, Georgia, Urban Residential Finance Authority,
                M/F Housing Revenue Bonds (Lindbergh City Center
                Apartment Project), AMT, VRDN, 3.81%
                due 11/01/2044 (j)                                        4,000
               Atlanta, Georgia, Water and Wastewater
                Revenue Bonds, VRDN (j):
      4,200       FLOATS, Series 1355, 3.78% due 11/01/2034 (e)           4,200
      3,000       MSTR, SGA-145, 3.79% due 11/01/2033 (f)                 3,000
      8,000    Augusta, Georgia, Water and Sewer Revenue
                Refunding Bonds, MSTR, VRDN, Series SGS-140,
                3.79% due 10/01/2032 (e)(j)                               8,000
               Clayton County, Georgia, Development Authority,
                Special Facilities Revenue Bonds (Delta Air Lines
                Project), VRDN (j):
     10,545       AMT, Series B, 3.89% due 5/01/2035                     10,545
      6,500       AMT, Series C, 3.89% due 5/01/2035                      6,500
     10,135       Series A, 3.82% due 6/01/2029                          10,135
     50,000    Cobb County, Georgia, School District, VRDN, 4.50%
                due 12/29/2006 (j)                                       50,158
      4,490    DeKalb County, Georgia, Public Safety and Judicial
                Facilities Authority, Special Tax Revenue Bonds,
                FLOATS, VRDN, Series 1459, 3.78%
                due 12/01/2034 (j)                                        4,490
      9,100    Eagle Tax-Exempt Trust, Atlanta, Georgia, Water
                and Wastewater Revenue Bonds, VRDN, Series
                2005-0009, Class A, 3.79% due 11/01/2043 (e)(j)           9,100
      6,815    Georgia Municipal Electric Authority, Power Revenue
                Bonds (MACON Trust), VRDN, Series E, 3.80%
                due 1/01/2017(e)(j)                                       6,815
      2,150    Georgia State, GO, PUTTERS, VRDN, Series 1420,
                3.78% due 6/01/2012 (j)                                   2,150
      2,580    Gwinnett County, Georgia, Development Authority,
                COP, ROCS, VRDN, Series II-R-6009, 3.78%
                due 1/01/2021 (f)(j)                                      2,580
     13,000    Macon-Bibb County, Georgia, Urban Development
                Authority, Revenue Bonds, (Bibb County Law
                Enforcement Center Project), VRDN, 3.75%
                due 7/01/2025 (j)                                        13,000
     20,000    Monroe County, Georgia, Development Authority,
                PCR (Georgia Power Company - Scherer),
                VRDN, Second Series 95, 3.76% due 6/01/2007 (j)          20,000



WCMA TAX-EXEMPT FUND                                         SEPTEMBER 30, 2006



Schedule of Investments (continued)   Master Tax-Exempt Trust    (in Thousands)


       Face
     Amount    Municipal Bonds                                            Value

Hawaii--0.4%

  $   7,930    Eagle Tax-Exempt Trust, Hawaii, VRDN, Series 2001,
                Class 1101, 3.79% due 7/01/2011 (e)(j)               $    7,930
      7,500    Hawaii Pacific Health, Special Purpose Revenue
                Refunding Bonds (Wilcox Memorial Hospital),
                VRDN, Series B-2, 3.85% due 7/01/2033 (h)(j)              7,500
      1,990    Hawaii State, Revenue Bonds, ROCS, VRDN,
                Series II-R-6504, 3.78% due 10/01/2024 (f)(j)             1,990
     15,995    Municipal Securities Trust Certificates Revenue Bonds,
                VRDN, AMT, Series 2002-186, Class A, 3.79%
                due 2/25/2021 (f)(j)                                     15,995

Illinois--7.3%

     14,285    ABN AMRO MuniTops Certificates Trust, Chicago,
                Illinois, GO, VRDN, Series 2001-31, 3.77%
                due 1/01/2009 (b)(j)                                     14,285
               Aurora, Illinois, S/F Mortgage Revenue Bonds,
                FLOATS, VRDN, AMT (j):
     29,164       Series 1152, 3.81% due 6/01/2040                       29,164
      1,815       Series 1154, 3.81% due 6/01/2040                        1,815
      4,980    Boone, McHenry & DeKalb Counties, Illinois,
                Community Unit School District Number 100, GO,
                FLOATS, Series 1138, 3.81% due 12/01/2020 (f)(j)          4,980
      6,000    Chicago, Illinois, Board of Education, GO, TOCS, VRDN,
                Series Z-8, 3.81% due 10/28/2025 (b)(j)                   6,000
               Chicago, Illinois, GO, VRDN (j):
     10,100       3.35% due 12/07/2006                                   10,100
      9,635       Series B, 3.75% due 1/01/2012                           9,635
      2,995       TOCS, Series Z-10, 3.81% due 6/29/2029 (b)              2,995
      7,000    Chicago, Illinois, Metropolitan Water Reclamation
                District of Greater Chicago, GO, FLOATS, VRDN,
                Series A, 3.78% due 12/01/2035 (j)                        7,000
      5,755    Chicago, Illinois, Motor Fuel Tax Revenue Refunding
                Bonds, ROCS, VRDN, Series II-R-2021, 3.78%
                due 1/01/2020 (a)(j)                                      5,755
               Chicago, Illinois, O'Hare International Airport, Revenue
                Bonds, VRDN (j):
      6,330       (MACON Trust), VRDN, Series A, 3.78%
                  due 1/01/2018 (f)                                       6,330
      3,700       ROCS, AMT, Series II-R-239, 3.80%
                  due 1/01/2022 (e)                                       3,700
      5,995       ROCS, AMT, Series II-R-250, 3.81%
                  due 1/01/2034 (g)                                       5,995
      9,375       ROCS, Series II-R-556, 3.78%
                  due 1/01/2029 (f)                                       9,375
      5,115       ROCS, Series II-R-605PB, 3.80%
                  due 1/01/2033 (b)                                       5,115
      6,725    Chicago, Illinois, Park District, GO, Refunding, ROCS,
                VRDN, Series II-R-4002, 3.78% due 1/01/2023 (b)(j)        6,725
      3,350    Cook County, Illinois, GO, Refunding, ROCS, VRDN,
                Series II-R-2063, 3.78% due 11/15/2021 (f)(j)             3,350
     11,000    Eagle Tax-Exempt Trust, Chicago Board of Education,
                VRDN, Series 01, Class 1309, 3.79%
                due 12/01/2026 (j)                                       11,000
               Eagle Tax-Exempt Trust, Chicago, Illinois, GO, VRDN (j):
      9,900       Series 98, Class 1301, 3.79%
                  due 1/01/2017 (b)                                       9,900
      7,155       Series 2006-0001 Class-A, 3.79%
                  due 1/01/2034 (e)                                       7,155



       Face
     Amount    Municipal Bonds                                            Value

Illinois (continued)

  $  30,000    Eagle Tax-Exempt Trust, Cook County, Illinois,
                VRDN, Series 02, Class 1303, 3.79%
                due 11/15/2025 (a)(j)                                $   30,000
               Eagle Tax-Exempt Trust, Illinois State, GO, VRDN (j):
     11,000       Series 01, Class 1307, 3.79% due 11/01/2022            11,000
     11,100       Series 02, Class 1302, 3.79% due 2/01/2027             11,100
      3,000    Eagle Tax-Exempt Trust, Metropolitan Pier and
                Exposition Authority, Illinois, Dedicated State Tax
                Revenue Bonds, VRDN, Series 2004-0030, Class A,
                3.79% due 6/15/2042 (f)(j)                                3,000
      5,000    Eagle Tax-Exempt Trust, Metropolitan Pier and
                Exposition Authority, Illinois, VRDN, Series
                2002-6001, Class A, 3.79% due 12/15/2028 (f)(j)           5,000
     10,740    Eclipse Funding Trust, Solar Eclipse Certificates,
                Illinois, GO, Refunding, VRDN, Series 2006-0038, 3.77%
                due 1/01/2028 (e)(j)                                     10,740
      9,755    Illinois Development Finance Authority Revenue
                Bonds (Jewish Federation of Metropolitan Chicago
                Project), VRDN, Series A, 3.83% due 9/01/2032 (a)(j)      9,755
      5,000    Illinois Development Finance Authority, Water Facilities
                Revenue Refunding Bonds (Illinois American Water
                Company), VRDN, AMT, 3.88% due 3/01/2032 (f)(j)           5,000
      8,450    Illinois Educational Facilities Authority
                Revenue Bonds (Art Institute of Chicago), VRDN,
                3.78% due 3/01/2027 (j)                                   8,450
               Illinois HDA, M/F Housing Revenue Bonds (Danbury
                Court Apartments), VRDN, AMT (j):
      6,225       Series A, 3.81% due 5/01/2037                           6,225
        445       Series B, 3.88% due 5/01/2037                             445
     50,000    Illinois Health Facilities Authority, CP, 3.60%
                due 11/06/2006                                           50,000
     10,000    Illinois Health Facilities Authority Revenue Bonds,
                Revolving Fund, Pooled, VRDN, Series B, 3.77%
                due 8/01/2020 (j)                                        10,000
      2,940    Illinois State Dedicated Tax (Macon Trust), VRDN,
                Series N, 3.84% due 12/15/2020 (a)(j)                     2,940
               Illinois State Finance Authority, Revenue Refunding
                Bonds, VRDN Series B (j):
     12,500       (Central DuPage Health System), 3.77%
                  due 11/01/2038                                         12,500
      5,640       (Northwestern Memorial Hospital), 3.80%
                  due 8/15/2038                                           5,640
               Illinois State, GO, VRDN (j):
      1,750       (MACON Trust), Series L, 3.78% due 1/01/2031            1,750
      8,970       MERLOTS, Series B04, 3.78% due 12/01/2024 (e)           8,970
               Illinois State, GO, Refunding, VRDN (f)(j):
     16,375       FLOATS, Series 743D, 3.78% due 8/01/2015 (n)           16,375
      5,800       MERLOTS, Series A49, 3.78% due 8/01/2013                5,800
     16,605    Illinois Student Assistance Commission, Student Loan
                Revenue Bonds, VRDN, AMT, Series A-I, 3.85%
                due 9/01/2034 (f)(j)                                     16,605
      5,705    Kane County, Illinois, School District Number 129
                (Aurora West Side), GO, Refunding, PUTTERS, VRDN,
                Series 1113, 3.78% due 2/01/2013 (b)(j)                   5,705
               Metropolitan Pier and Exposition Authority, Illinois,
                Dedicated State Tax Revenue Bonds, FLOATS,
                VRDN (f)(j):
      7,040       Series 2006-6Z, 3.81% due 12/15/2032                    7,040
      5,030       Series 2006-9Z, 3.81% due 12/15/2034                    5,030
      6,250    Municipal Securities Trust Certificates, Chicago,
                Illinois, Board of Education, GO, VRDN, Series
                2005-237, Class A, 3.82% due 1/04/2024 (b)(j)             6,250



WCMA TAX-EXEMPT FUND                                         SEPTEMBER 30, 2006



Schedule of Investments (continued)   Master Tax-Exempt Trust    (in Thousands)


       Face
     Amount    Municipal Bonds                                            Value

Illinois (concluded)

  $  29,950    Municipal Securities Trust Certificates, Chicago
                O'Hare Airport, Illinois, Revenue Bonds, VRDN,
                AMT, Series 2001-151, Class A, 3.83%
                due 6/30/2015 (a)(j)                                 $   29,950
               Municipal Securities Trust Certificates, Cook County,
                Illinois, GO, Refunding, VRDN (b)(j):
     29,085       Series 2001-145, Class A, 3.79%
                  due 11/15/2029                                         29,085
     33,895       Series 2002-191, Class A, 3.79%
                  due 3/18/2019                                          33,895
     31,615    Municipal Securities Trust Certificates, Metropolitan
                Pier and Exposition Authority, Illinois, Revenue
                Refunding Bonds, VRDN, Series 2001-157, Class A,
                3.79% due 10/05/2017 (b)(j)                              31,615
     26,045    Municipal Securities Trust Certificates, Revenue
                Refunding Bonds, Chicago O'Hare International
                Airport, Illinois, VRDN, AMT, Series 2000-93,
                Class A, 3.83% due 10/04/2012 (a)(j)(m)                  26,045
      7,815    Municipal Securities Trust Certificates, Revenue
                Refunding Bonds, VRDN, Series 2006-253, Class A,
                3.79% due 5/12/2014 (a)(j)                                7,815
     17,620    Municipal Securities Trust Certificates, Will County,
                Illinois, Community High School District Number
                210, VRDN, Series 2006-265, Class A, 3.82%
                due 4/08/2021 (e)(j)                                     17,620
      2,170    Regional Transportation Authority, Illinois, GO,
                MERLOTS, VRDN, Series A41, 3.78%
                due 6/01/2017 (b)(j)                                      2,170
      2,755    Regional Transportation Authority, Illinois, Revenue
                Bonds (MACON Trust), VRDN, Series K, 3.78%
                due 7/01/2026 (f)(j)                                      2,755
     32,823    Regional Transportation Authority, Illinois, Revenue
                Refunding Bonds, FLOATS, VRDN, Series 818-D,
                3.78% due 7/01/2033 (b)(j)                               32,823
     22,000    University of Illinois, University Revenue Refunding
                Bonds (South Campus Project), VRDN, Series A,
                3.80% due 1/15/2022 (b)(j)                               22,000
      2,065    Will County, Illinois, Community Unit School District
                Number 365-U (Valley View), GO, Refunding, TOCS,
                VRDN, Series Z-10, 3.81% due 4/15/2020 (e)(j)             2,065
     10,000    Will County, Illinois, M/F Housing Redevelopment,
                Revenue Refunding Bonds (Woodlands Crest Hill),
                VRDN, AMT, 3.81% due 2/15/2031 (d)(j)                    10,000

Indiana--4.7%

      5,370    Carmel, Indiana, School Building Corporation Revenue
                Bonds, ROCS, VRDN, Series II-R-2065, 3.78%
                due 7/15/2020 (f)(j)                                      5,370
     13,000    Goshen, Indiana, EDR, Refunding (Goshen College
                Project), VRDN, 3.80% due 10/01/2037 (j)                 13,000
      6,000    Hobart, Indiana, Building Corporation, First Mortgage
                Revenue Bonds, MERLOTS, VRDN, Series D-3, 3.78%
                due 1/15/2029 (b)(j)                                      6,000
     23,400    Indiana Bond Bank, Advance Funding Program
                Revenue Notes, Series A, 4.50% due 2/01/2007             23,492
     54,400    Indiana Health Facilities Financing Authority, Hospital
                Revenue Bonds (Clarian Health Obligation Group),
                VRDN, Series C, 3.77% due 12/12/2006 (j)(p)              54,400



       Face
     Amount    Municipal Bonds                                            Value

Indiana (concluded)

               Indiana Health Facilities Financing Authority, Hospital
                Revenue Refunding Bonds (Clarian Health Partners),
                VRDN (j)(p):
  $  51,800       Series B, 3.77% due 12/12/2006                      $  51,800
     50,800       Series C, 3.77% due 12/12/2006                         50,800
        150    Indiana Health Facilities Financing Authority, Revenue
                Bonds (Capital Access Designated Pool), VRDN,
                3.77% due 1/01/2012 (j)                                     150
               Indiana Health Facilities Financing Authority, Revenue
                Refunding Bonds (Ascension Health Credit Group),
                VRDN (j):
      9,000       Series A-3, 3.35% due 1/30/2007                         9,000
     34,500       Series B, 3.68% due 11/15/2039                         34,500
     40,250    Indiana State Development Finance Authority,
                Environmental Revenue Bonds (PSI Energy Inc.
                Projects), VRDN, AMT, Series A, 3.95%
                due 12/01/2038 (j)                                       40,250
      2,000    Indiana State Development Finance Authority, IDR
                (Republic Services, Inc. Project), VRDN, AMT, 4.10%
                due 11/01/2035 (j)                                        2,000
      5,265    Indiana State Office Building Commission, Facilities
                Revenue Bonds, ROCS, VRDN, Series II-R-4534,
                3.78% due 7/01/2020 (j)                                   5,265
      1,984    Indiana Transportation Finance Authority, Highway
                Revenue Refunding Bonds, FLOATS, VRDN, Series 942D,
                3.78% due 12/01/2022 (b)(j)                               1,984
      4,240    Indianapolis, Indiana, Local Public Improvement Bond
                Bank, Revenue Refunding Bonds (MACON Trust),
                VRDN, Series S, 3.78% due 1/01/2021 (f)(j)                4,240
     34,995    Municipal Securities Trust Certificates, Indianapolis,
                Indiana, Local Tax-Exempt, GO, VRDN, Series
                2002-192, Class A, 3.77% due 6/18/2014 (f)(j)            34,995
      7,720    New Albany-Floyd County, Indiana, Independent
                School Building Corporation, Revenue Refunding
                Bonds, PUTTERS, VRDN, Series 879, 3.78%
                due 6/01/2013 (e)(j)                                      7,720
      6,575    Pike County, Indiana, Multi-School Building
                Corporation, Revenue Refunding Bonds, PUTTERS,
                VRDN, Series 1122, 3.78% due 7/15/2012 (f)(j)             6,575
     41,635    Saint Joseph County, Indiana, Industrial Educational
                Facilities, Revenue Refunding Bonds (University
                of Notre Dame du Lac Project), VRDN, 3.65%
                due 3/01/2040 (j)                                        41,635
     35,500    Whiting, Indiana, Environmental Facilities Revenue
                Refunding Bonds (BP Products Project), VRDN,
                AMT, Series C, 3.83% due 7/01/2034 (j)                   35,500

Iowa--0.4%

     22,000    Iowa Finance Authority, Revenue Refunding Bonds
                (Trinity Health Credit Group), VRDN, Series D, 3.73%
                due 12/01/2030 (j)                                       22,000
     10,000    Louisa County, Iowa, PCR, Refunding (Iowa-Illinois
                Gas and Electric), VRDN, Series A, 3.85%
                due 9/01/2016 (j)                                        10,000

Kansas--0.7%

      3,965    Kansas State Department of Transportation, Highway
                Revenue Bonds, ROCS, VRDN, Series II-R-6020,
                3.78% due 3/01/2019 (e)(j)                                3,965



WCMA TAX-EXEMPT FUND                                         SEPTEMBER 30, 2006



Schedule of Investments (continued)   Master Tax-Exempt Trust    (in Thousands)


       Face
     Amount    Municipal Bonds                                            Value

Kansas (concluded)

  $  19,700    Kansas State Department of Transportation, Highway
                Revenue Refunding Bonds, VRDN, Series C-1,
                3.70% due 9/01/2019 (j)                              $   19,700
               Kansas State Development Financing Authority,
                Revenue Bonds (Sisters of Charity of Leavenworth
                Health System), VRDN (j):
      1,250       Series C, 3.83% due 12/01/2019                          1,250
     30,700       Series D, 3.83% due 12/01/2031                         30,700
      7,775    Lehman Municipal Trust Receipts, Sedgwick
                and Shawnee Counties, Kansas, FLOATS,
                VRDN, Series 2006-P33U, 3.83%
                due 6/01/2038 (c)(i)(j)                                   7,775

Kentucky--3.3%

      3,775    Boyd County, Kentucky, Sewer and Solid Waste
                Revenue Bonds (Air Products and Chemicals
                Project), VRDN, AMT, 3.85% due 7/01/2021 (j)              3,775
     23,520    Breckinridge County, Kentucky, Lease Program
                Revenue Bonds (Kentucky Association of Counties
                Leasing Trust), VRDN, Series A, 3.83%
                due 2/01/2032 (j)                                        23,520
     20,930    Carroll County, Kentucky, Solid Waste, CP, 3.67%
                due 11/14/2006                                           20,930
     14,000    Eagle Tax-Exempt Trust, Louisville and Jefferson
                Counties, Kentucky, Metropolitan Sewer District,
                Sewer and Drain System Revenue Bonds,
                VRDN, Series 2006-0053 Class A, 3.79%
                due 5/15/2033 (b)(j)                                     14,000
               Jefferson County, Kentucky, CP:
     12,500       3.58% due 12/05/2006                                   12,500
     35,000       3.60% due 12/05/2006                                   35,000
      2,200    Kenton County, Kentucky, Airport Board, Special
                Facilities Revenue Refunding Bonds, VRDN,
                Series B, 3.82% due 10/01/2030 (j)                        2,200
     16,470    Kentucky State Property and Buildings Commission,
                Revenue Refunding Bonds, PUTTERS, VRDN,
                Series 739, 3.77% due 2/01/2018 (f)(j)                   16,470
     36,475    Kentucky State Turnpike Authority, Resource Recovery
                Road Revenue Bonds, FLOATS, Series 488, 3.78%
                due 7/01/2007 (e)(j)                                     36,475
      6,395    Louisville and Jefferson Counties, Kentucky,
                Metropolitan Sewer District, Sewer and Drain
                System Revenue Bonds, ROCS, VRDN,
                Series II-R-304, 3.77% due 5/15/2037 (b)(j)               6,395
     50,650    Louisville and Jefferson Counties, Kentucky,
                Metropolitan Sewer District, Sewer and Drain
                System Revenue Refunding Bonds, VRDN, Series B,
                3.73% due 5/15/2023 (e)(j)                               50,650
     61,600    Public Energy Authority of Kentucky, Inc., Gas Supply
                Revenue Bonds (BP Corporation of North America),
                VRDN, Series A, 3.81% due 8/01/2016 (j)                  61,600
     14,295    Shelby County, Kentucky, Lease Revenue Bonds,
                VRDN, Series A, 3.83% due 9/01/2034 (j)                  14,295

Louisiana--1.9%

     17,700    Ascension Parish, Louisiana, Revenue Bonds (BASF
                Corporation Project), VRDN, AMT, 3.93%
                due 3/01/2025 (j)                                        17,700
      3,625    East Baton Rouge, Louisiana, Mortgage Finance
                Authority, S/F Revenue Bonds, FLOATS, VRDN, AMT,
                Series 996, 3.84% due 6/02/2008 (j)                       3,625
     17,349    Jefferson Parish, Louisiana, Home Mortgage Authority,
                S/F Mortgage Revenue Bonds, VRDN, Series B, 4.531%
                due 12/03/2007 (j)                                       17,349



       Face
     Amount    Municipal Bonds                                            Value

Louisiana (concluded)

               Jefferson Parish, Louisiana, Hospital Service District
                Number 001, Hospital Revenue Bonds, VRDN (j):
  $  10,000       PUTTERS, Series 522, 3.80% due 12/01/2008          $   10,000
     25,000       (West Jefferson Medical Center), Series B, 3.76%
                  due 1/01/2028 (e)                                      25,000
               Louisiana HFA, Mortgage Revenue Refunding Bonds,
                FLOATS, VRDN, AMT (j):
        855       Series 1066, 3.84% due 3/01/2036                          855
     37,294       Series 1069, 3.84% due 12/01/2047                      37,294
        248    Louisiana HFA, S/F Mortgage Revenue Refunding
                Bonds, VRDN, AMT, 5.03% due 3/01/2036 (j)                   248
      6,000    Louisiana Local Government, Environmental Facilities,
                Community Development Authority Revenue Bonds
                (Honeywell International Inc. Project), VRDN, AMT,
                3.94% due 12/01/2037 (j)                                  6,000
               Louisiana Public Facilities Authority, Advanced Funding
                Revenue Bonds:
      4,965       Series A, 4.50% due 10/19/2006                          4,969
      3,475       Series D, 4.50% due 10/19/2006                          3,478
        300       Series E, 4.50% due 10/19/2006                            300
               Louisiana Public Facilities Authority Revenue Bonds,
                VRDN (j):
      2,850       (Air Products and Chemicals Project), AMT, 3.85%
                  due 12/01/2039                                          2,850
     12,655       (Equipment and Capital Facilities Loan Program),
                  Series C, 3.79% due 7/01/2024                          12,655
     15,500    Louisiana State Municipal Natural Gas Purchasing
                and Distribution Authority Revenue Bonds, PUTTERS,
                VRDN, Series 1411Q, 3.80% due 3/15/2014 (j)              15,500
      8,080    New Orleans, Louisiana, Ernest N. Morial Exhibit Hall
                Authority, Special Tax, ROCS, VRDN, Series II-R-4038,
                3.81% due 7/15/2023 (a)(j)                                8,080
      3,000    New Orleans, Louisiana, Finance Authority, S/F Mortgage
                Revenue Refunding Bonds, FLOATS, VRDN, AMT,
                Series 1137, 3.83% due 12/01/2044 (j)                     3,000
      4,400    South Louisiana Port Commission, Port Revenue
                Refunding Bonds (Occidental Petroleum), VRDN,
                3.75% due 7/01/2018 (j)                                   4,400

Maryland--1.7%

     35,700    Baltimore, Maryland, Port Facilities Revenue
                Bonds (Occidental Petroleum), FLOATS, VRDN,
                3.50% due 10/14/2011 (j)                                 35,700
      8,900    Maryland State Community Development Administration,
                Revenue Refunding Bonds (Department of Housing
                and Community Development), VRDN, Series F, 3.12%
                due 11/24/2006 (j)                                        8,900
     36,360    Maryland State Health and Higher Educational
                Facilities Authority Revenue Refunding Bonds, FLOATS,
                VRDN, Series 867, 3.78% due 7/01/2019 (b)(j)             36,360
     48,480    Metropolitan Washington Airports Authority, D.C.,
                Airport System Revenue Refunding Bonds, MERLOTS,
                VRDN, AMT, Series C35, 3.83%
                due 10/01/2014 (f)(j)                                    48,480
      9,225    Metropolitan Washington Airports Authority, D.C.,
                System Revenue Bonds, ROCS, VRDN, Series II-R-195,
                3.81% due 10/01/2032 (b)(j)                               9,225
     14,000    Montgomery County, Maryland, EDR (Riderwood
                Village Inc. Project), Refunding, VRDN, 3.78%
                due 3/01/2034 (j)                                        14,000



WCMA TAX-EXEMPT FUND                                         SEPTEMBER 30, 2006



Schedule of Investments (continued)   Master Tax-Exempt Trust    (in Thousands)


       Face
     Amount    Municipal Bonds                                            Value

Massachusetts--1.4%

  $  10,000    Eagle Tax-Exempt Trust, Massachusetts Commuter
                Facilities, VRDN, Series 2001, Class 2101, 3.79%
                due 6/15/2033 (j)                                   $    10,000
      7,495    Eagle Tax-Exempt Trust, Massachusetts State Water
                Resources Authority, Revenue Refunding Bonds,
                VRDN, Series 2006-0054 Class A, 3.79%
                due 8/01/2036 (a)(j)                                      7,495
     20,000    Easton, Massachusetts, GO, BAN, 4.25%
                due 10/20/2006                                           20,013
     12,000    Lawrence, Massachusetts, GO, BAN, 4.50%
                due 12/22/2006                                           12,028
               Massachusetts State Development Finance Agency, CP:
     10,500       3.60% due 12/11/2006                                   10,500
     20,400       3.62% due 12/12/2006                                   20,400
      7,935    Massachusetts State Development Finance Agency,
                Revenue Bonds (Suffolk University), VRDN,
                Series A, 3.79% due 7/01/2035 (j)(k)                      7,935
        700    Massachusetts State, GO (Central Artery), VRDN,
                Series A, 3.80% due 12/01/2030 (j)                          700
      2,700    Massachusetts State, GO, Refunding, VRDN, Series A,
                3.70% due 9/01/2016 (j)                                   2,700
     39,250    Massachusetts State Industrial Finance Agency, CP,
                3.65% due 1/11/2007                                      39,250

Michigan--3.1%

      4,615    Detroit, Michigan, City School District, GO, VRDN,
                Series A, 3.82% due 5/01/2029 (e)(j)                      4,615
      3,800    Detroit, Michigan, Sewer Disposal Revenue Bonds,
                FLOATS, VRDN, Series 60, 3.78% due 7/01/2036 (b)(j)       3,800
      9,755    Detroit, Michigan, Sewer Disposal Revenue Refunding
                Bonds, MSTR, VRDN, SGB 47-A, 3.78%
                due 7/01/2028 (e)(j)                                      9,755
               Detroit, Michigan, Water Supply System Revenue
                Bonds, FLOATS, VRDN (e)(j):
     17,000       Series 61, 3.77% due 7/01/2034                         17,000
      6,495       Series 68, 3.78% due 7/01/2034                          6,495
      6,900    Eagle Tax-Exempt Trust, Grand Rapids Michigan,
                Sanitation Sewer System, VRDN, Series A, 3.79%
                due 1/01/2022 (b)(j)(m)                                   6,900
      8,080    Eagle Tax-Exempt Trust, Michigan State Building
                Authority, Revenue Refunding Bonds, VRDN,
                Series 2006-0113, Class A, 3.79%
                due 10/15/2036 (b)(j)                                     8,080
     37,810    Kent, Michigan, Hospital Finance Authority, Revenue
                Refunding Bonds (Spectrum Health), VRDN, Series A,
                3.74% due 1/15/2029 (b)(j)                               37,810
               Michigan State Building Authority, Revenue
                Refunding Bonds, VRDN (j):
      3,750       FLOATS, Series 71, 3.78%
                  due 10/15/2036 (b)                                      3,750
      4,975       ROCS, Series II-R-550, 3.78%
                  due 10/15/2024 (a)(f)                                   4,975
      4,260       ROCS, Series II-R-2064, 3.78% due 10/15/2021 (f)        4,260
               Michigan State Hospital Finance Authority Revenue
                Bonds, VRDN (j):
     64,600       (Ascension Health), Series B-1, 3.68%
                  due 11/15/2033                                         64,600
      8,400       (Trinity Health Credit Group), Series F, 3.82%
                  due 11/01/2018                                          8,400
     30,995       (Trinity Health Credit Group), Series H, 3.82%
                  due 11/01/2040 (g)                                     30,995



       Face
     Amount    Municipal Bonds                                            Value

Michigan (concluded)

               Michigan State Hospital Finance Authority, Revenue
                Refunding Bonds, VRDN (j):
  $  22,000       MERLOTS, Series K, 3.78% due 11/15/2023 (f)       $    22,000
     32,610       (Trinity Health Credit Group), Series E, 3.75%
                  due 12/01/2030 (a)                                     32,610
      5,615    Michigan State Strategic Fund, Limited Obligation
                Revenue Refunding Bonds (Dow Chemical Project),
                VRDN, Series B-1, 3.85% due 6/01/2014 (j)                 5,615
      7,755    Royal Oak, Michigan, Hospital Finance Authority,
                Hospital Revenue Refunding Bonds (William
                Beaumont Hospital), VRDN, Series T, 3.80%
                due 1/01/2020 (a)(j)                                      7,755
      3,555    Whitmore Lake, Michigan, Public School District,
                GO, ROCS, VRDN, Series II-R-4515, 3.78%
                due 5/01/2023 (j)                                         3,555

Minnesota--1.5%

     16,757    Duluth, Minnesota, EDA, Health Care Facilities
                Revenue Refunding Bonds, FLOATS, VRDN,
                Series 895, 3.78% due 2/15/2020 (a)(j)                   16,758
     14,000    Minneapolis, Minnesota, Health Care System, Revenue
                Refunding Bonds (Fairview Health Services Project),
                VRDN, Series B, 3.74% due 11/15/2029 (a)(j)              14,000
      3,585    Minnesota Public Facilities Authority, Drinking Water
                Revenue Refunding Bonds, FLOATS, VRDN, Series
                1467, 3.78% due 3/01/2017 (j)                             3,585
      1,685    Minnesota State, GO, ROCS, VRDN, Series II-R-4065,
                3.78% due 8/01/2023 (j)                                   1,685
               Rochester, Minnesota, Health Care, CP:
     36,750       3.55% due 11/09/2006                                   36,750
     66,500       3.58% due 12/14/2006                                   66,500

Mississippi--2.1%

      3,520    Mississippi Business Finance Corporation,
                Mississippi, Solid Waste Disposal Revenue
                Refunding Bonds (Mississippi Power Company
                Project), VRDN, AMT, 3.82% due 5/01/2028 (j)              3,520
     57,551    Mississippi Development Bank, Special Obligation
                Revenue Bonds (Municipal Gas Authority of
                Mississippi--Natural Gas Supply Project), VRDN,
                3.75% due 7/01/2015 (j)                                  57,551
     89,191    Mississippi Home Corporation, S/F Revenue Bonds,
                FLOATS, VRDN, AMT, Series 1212, 3.81%
                due 12/01/2008 (j)                                       89,191
     25,900    Mississippi Hospital Equipment and Facilities Authority
                Revenue Bonds (Mississippi Baptist Medical Center),
                VRDN, 3.77% due 7/01/2012 (j)                            25,900
      6,780    Mississippi State, Capital Improvement, GO, VRDN,
                3.76% due 9/01/2025 (j)                                   6,780
      5,950    University of Mississippi Educational Building
                Corporation Revenue Bonds (The University of
                Mississippi Medical Center Pediatric and Research
                Facilities Project), VRDN, 3.75% due 6/01/2034 (a)(j)     5,950

Missouri--0.5%

      4,645    Jackson County, Missouri, Special Obligation
                Revenue Bonds, ROCS, VRDN, Series II-R-9013,
                3.78% due 12/01/2029 (a)(j)                               4,645
      3,190    Kansas City, Missouri, Municipal Assistance
                Corporation Revenue Bonds, FLOATS, VRDN,
                Series Z-15, 3.81% due 11/12/2025 (a)(j)                  3,190
      5,220    Lehman Municipal Trust Receipts, St. Louis, Missouri,
                Industrial Development Authority, M/F Housing
                Revenue Bonds, FLOATS, VRDN, AMT, Series
                2006-K50, 3.83% due 12/20/2044 (j)(l)(o)                  5,220



WCMA TAX-EXEMPT FUND                                         SEPTEMBER 30, 2006



Schedule of Investments (continued)   Master Tax-Exempt Trust    (in Thousands)


       Face
     Amount    Municipal Bonds                                            Value

Missouri (concluded)

  $   6,470    Missouri Development Finance Board, Cultural
                Facilities Revenue Bonds (Nelson Gallery
                Foundation), VRDN, Series B, 3.82% due
                12/01/2031 (f)(j)                                    $    6,470
      3,160    Missouri-Illinois Bi-State Development Agency,
                Subordinate Mass Transit Revenue Bonds (Metrolink
                Cross County Extension Project), VRDN, Series A,
                3.75% due 10/01/2035 (j)                                  3,160
      5,770    Missouri Joint Municipal Electric Utility Commission,
                Power Project Revenue Bonds, ROCS, VRDN,
                Series II-R-620PB, 3.80% due 1/01/2034 (a)(j)             5,770
      5,750    Missouri State Health and Educational Facilities
                Authority, Health Facilities Revenue Bonds (BJC
                Health System), VRDN, Series B, 3.83%
                due 5/15/2034 (j)                                         5,750
      5,190    Missouri State Housing Development Commission,
                S/F Mortgage Revenue Refunding Bonds, VRDN,
                AMT, Series A, 4.59% due 9/01/2038 (j)                    5,190

Montana--0.2%

     14,000    Montana Facility Finance Authority Revenue
                Bonds (Sisters of Charity of Leavenworth
                Health System), VRDN, Series A, 3.83%
                due 12/01/2025 (j)                                       14,000

Nebraska--1.7%

               American Public Energy Agency, Nebraska, Gas
                Supply Revenue Bonds, VRDN (j):
     70,500       (National Public Gas Agency Project), Series B,
                  3.73% due 2/01/2014                                    70,500
     19,411       Series A, 3.75% due 12/01/2015                         19,411
      2,000    Eagle Tax-Exempt Trust, Nebraska Public Power District
                Revenue Bonds, VRDN, Series 1016, Class A, 3.79%
                due 1/01/2035 (a)(j)                                      2,000
      5,980    Eclipse Funding Trust, Solar Eclipse Certificates,
                Omaha, Nebraska, Public Power District Revenue
                Bonds, VRDN, Series 2006-0025, 3.77%
                due 2/01/2036 (a)(j)                                      5,980
      4,355    Municipal Energy Agency of Nebraska, Power Supply
                System Revenue Bonds, ROCS, VRDN, Series II-R-2051,
                3.78% due 4/01/2022 (e)(j)                                4,355
     36,000    Nebraska Public Power District, CP, 3.50%
                due 10/06/2006                                           36,000
      4,995    Nebraska Public Power District Revenue Refunding
                Bonds, ROCS, VRDN, Series II-R-209, 3.78%
                due 1/01/2012 (f)(j)                                      4,995
               Omaha Public Power District, Nebraska, Electric
                System Revenue Bonds, VRDN (j):
      5,500       FLOATS, Series 73, 3.78% due 2/01/2034                  5,500
      7,890       ROCS, Series II-R-9031, 3.78% due 2/01/2039             7,890

Nevada--1.0%

     29,185    ABN AMRO MuniTops Certificates Trust, Clark
                County, Nevada, Airport Revenue Bonds, VRDN,
                Series 1999-15, 3.77% due 1/02/2008 (f)(j)               29,185
      5,700    Clark County, Nevada, Airport System Subordinate
                Lien Revenue Refunding Bonds, VRDN, Series C,
                3.74% due 7/01/2029 (b)(j)                                5,700
     20,450    Clark County, Nevada, CP, 3.60% due 1/18/2007             20,450
      2,495    Clark County, Nevada, IDR, Refunding, PUTTERS,
                VRDN, AMT, Series 722, 3.81% due 12/01/2012 (b)(j)        2,495
      4,700    Clark County, Nevada, School District, GO, PUTTERS,
                VRDN, Series 1429, 3.78% due 12/15/2013 (e)(j)            4,700



       Face
     Amount    Municipal Bonds                                            Value

Nevada (concluded)

  $   9,030    Las Vegas Valley, Nevada, Water District, GO,
                Refunding, MERLOTS, VRDN, Series B 10, 3.78%
                due 6/01/2024 (f)(j)                                 $    9,030
      5,850    Nevada State Department of Business and Industry,
                Solid Waste Disposal Revenue Bonds (Republic
                Services Inc. Project), VRDN, AMT, 4.15%
                due 12/01/2034 (j)                                        5,850
      9,330    Truckee Meadows, Nevada, Water Authority, Water
                Revenue Refunding Bonds, ROCS, VRDN,
                Series II-R-6078, 3.78% due 1/01/2027 (e)(j)              9,330
      7,215    Washoe County, Nevada, School District, GO,
                ROCS, VRDN, Series II-R-2012, 3.78%
                due 6/01/2020 (b)(j)                                      7,215

New Hampshire--1.3%

      5,800    New Hampshire Health and Educational Facilities
                Authority, Revenue Refunding Bonds (Dartmouth
                Hitchcock Obligation), VRDN, Series A, 3.70%
                due 8/01/2031 (e)(j)                                      5,800
               New Hampshire Higher Educational and Health
                Facilities Authority Revenue Refunding Bonds,
                FLOATS, VRDN (b)(j):
      5,139       Series 772, 3.78% due 1/01/2017                         5,139
     10,120       Series 866, 3.77% due 8/15/2021                        10,120
      7,415    New Hampshire State Business Finance Authority,
                Resource Recovery Revenue Refunding Bonds
                (Wheelabrator), VRDN, Series A, 3.77%
                due 1/01/2018 (j)                                         7,415
               New Hampshire State Business Fund, CP:
     20,000       3.72% due 10/11/2006                                   20,000
     50,600       3.73% due 11/09/2006                                   50,600
               Strafford County, New Hampshire, GO, TAN:
      4,650       4% due 12/28/2006                                       4,657
     10,500       4.50% due 12/28/2006                                   10,529

New Jersey--1.6%

     16,754    East Brunswick Township, New Jersey, GO, BAN,
                4.25% due 1/05/2007                                      16,793
               Municipal Securities Trust Certificates, New Jersey
                State Transportation Trust Fund Authority,
                Transportation System Revenue Bonds, VRDN,
                Class A (j)(m):
      5,855       Series 2006-3010, 3.82% due 6/13/2024 (a)               5,855
     11,265       Series 2006-3013, 3.82% due 11/05/2026 (b)             11,265
     14,740    New Jersey EDA, Revenue Bonds (Presbyterian Homes),
                VRDN, Series B, 3.74% due 12/01/2032 (j)                 14,740
     12,000    New Jersey EDA, Revenue Refunding Bonds
                (Presbyterian Homes), VRDN, Series B, 3.73%
                due 4/01/2016 (j)                                        12,000
      7,257    New Jersey Health Care Facilities Financing Authority
                Revenue Bonds, FLOATS, VRDN, Series 702, 3.79%
                due 7/01/2014 (f)(j)                                      7,257
               New Jersey State Transportation Trust Fund Authority
                Revenue Bonds, VRDN (j):
      4,960       FLOATS, Series 15Z, 3.80% due 12/15/2031 (b)            4,960
     15,620       PUTTERS, Series 1365, 3.81% due 6/15/2023 (f)          15,620
               New Jersey State Turnpike Authority, Turnpike
                Revenue Bonds, VRDN (e)(j):
     22,325       Series C-1, 3.70% due 1/01/2024                        22,325
      6,895       Series C-2, 3.70% due 1/01/2024                         6,895
     30,000    Passaic, New Jersey, GO, Refunding, BAN, 4.50%
                due 6/08/2007                                            30,186



WCMA TAX-EXEMPT FUND                                         SEPTEMBER 30, 2006



Schedule of Investments (continued)   Master Tax-Exempt Trust    (in Thousands)


       Face
     Amount    Municipal Bonds                                            Value

New Mexico--0.4%

  $   7,355    New Mexico Finance Authority, Revenue Refunding
                Bonds, ROCS, VRDN, Series II-R-7509, 3.78%
                due 6/15/2023 (a)(j)                                 $    7,355
     27,118    New Mexico Mortgage Finance Authority, S/F
                Mortgage Program Revenue Bonds, VRDN, AMT,
                4.53% due 7/01/2007 (j)                                  27,118

New York--6.0%

      7,000    Aurora, New York, GO, BAN, 4% due 7/25/2007                7,000
     10,000    Carmel, New York, Central School District, GO, BAN,
                4.50% due 6/29/2007                                      10,045
     24,000    Commack, New York, Union Free School District, GO,
                Refunding, BAN, 4.25% due 11/17/2006                     24,034
     24,700    Eagle Tax-Exempt Trust, New York State Dormitory
                Authority (Memorial Sloan), VRDN, Series 98,
                Class 3202, 3.78% due 7/01/2023 (j)                      24,700
      7,000    Hempstead, New York, Union Free School District,
                GO, TAN, 4.50% due 6/28/2007                              7,034
    127,300    Metropolitan Transportation Authority, New York,
                Dedicated Tax Fund, Revenue Refunding Bonds,
                VRDN, Series B, 3.65% due 11/01/2022 (e)(j)             127,300
      9,390    Monroe County, New York, GO, BAN, 4.75%
                due 7/18/2007                                             9,446
     13,995    Municipal Securities Trust Certificates Revenue Bonds,
                New York City, New York, City Transitional Finance
                Authority, VRDN, Series 2002-202, Class A, 3.76%
                due 10/21/2010 (b)(j)                                    13,995
     13,000    New York City, New York, City Housing Development
                Corporation, M/F Rental Housing Revenue Bonds
                (Brittany Development), VRDN, AMT, Series A, 3.80%
                due 6/15/2029 (d)(j)                                     13,000
     24,000    New York City, New York, City IDA, Liberty Revenue
                Bonds (One Bryant Park LLC Project), VRDN, Series A,
                3.77% due 11/01/2039 (j)                                 24,000
      5,500    New York City, New York, City IDA, Revenue
                Bonds, ROCS, VRDN, Series II-R-619, 3.77%
                due 1/01/2036 (a)(j)                                      5,500
     30,000    New York City, New York, City Municipal Water Finance
                Authority, CP, 3.65% due 10/05/2006                      30,000
      6,260    New York City, New York, City Municipal Water Finance
                Authority, Water and Sewer System Revenue
                Refunding Bonds, MSTR, VRDN, Series SGB-27,
                3.76% due 6/15/2024 (e)(j)                                6,260
      2,500    New York City, New York, City Transitional
                Finance Authority, Future Tax Secured Revenue
                Refunding Bonds, VRDN, Sub-Series C5, 3.80%
                due 8/01/2031 (j)                                         2,500
     11,500    New York City, New York, City Transitional Finance
                Authority, Special Tax Revenue Refunding Bonds,
                VRDN, Series C, 3.72% due 2/01/2032 (j)                  11,500
     25,000    New York City, New York, GO, ROCS, VRDN,
                Series II-R-251A, 3.78% due 12/15/2033 (j)               25,000
      5,700    New York City, New York, Sales Tax Asset Receivable
                Corporation Revenue Bonds, ROCS, VRDN,
                Series II-R-6084, 3.77% due 10/01/2023 (f)(j)             5,700
      1,500    New York State Dormitory Authority, Mental Health
                Facilities Improvement Revenue Refunding Bonds,
                VRDN, Series F-2B, 3.73% due 2/15/2021 (e)(j)             1,500
      6,500    New York State HFA, Service Contract Revenue
                Refunding Bonds, VRDN, Series G, 3.75%
                due 3/15/2028 (j)                                         6,500



       Face
     Amount    Municipal Bonds                                            Value

New York (concluded)

  $   6,500    New York State Local Government Assistance
                Corporation, Revenue Refunding Bonds, Sub-Lien,
                VRDN, Series 3V, 3.75% due 4/01/2024 (b)(j)          $    6,500
     11,000    New York State Thruway Authority, State Personal
                Income Tax, Revenue Refunding Bonds, FLOATS,
                VRDN, Series 1194, 3.77% due 3/15/2023 (e)(j)            11,000
     10,000    Niagara-Wheatfield, New York, Central School District,
                GO, BAN, 4.50% due 2/15/2007                             10,032
     11,000    Oceanside, New York, Union Free School District,
                GO, TAN, 4.50% due 6/27/2007                             11,057
      5,930    Plainedge, New York, Union Free School District,
                GO, TAN, 4.50% due 6/27/2007                              5,961
     20,000    Sachem Central School District (Holbrook), New York,
                GO, BAN, 4.50% due 6/27/2007                             20,105
      4,000    Tobacco Settlement Financing Corporation of New
                York Revenue Bonds, FLOATS, VRDN, Series 1457,
                3.84% due 6/01/2022 (j)                                   4,000
               Triborough Bridge and Tunnel Authority, New York,
                General Purpose Revenue Bonds, VRDN (j):
     47,100       Series A, 3.77% due 11/01/2035                         47,100
     18,985       Series B, 3.71% due 1/01/2033                          18,985
               Triborough Bridge and Tunnel Authority, New York,
                Special Obligation Revenue Refunding Bonds,
                VRDN (e)(j):
      5,300       Series C, 3.70% due 1/01/2031                           5,300
     20,280       Series D, 3.70% due 1/01/2031                          20,280
     25,000    William Floyd Union Free School District of
                Mastics-Moriches-Shirley, GO, TAN, 4.50%
                due 6/29/2007                                            25,119

North Carolina--2.0%

     38,500    Chapel Hill University, North Carolina, Hospital
                Revenue Refunding Bonds, VRDN, Series B, 3.80%
                due 2/15/2031 (j)                                        38,500
     19,995    Municipal Securities Trust Certificates, North Carolina
                Eastern Municipal Power Agency, GO, Refunding,
                VRDN, Series 2002-201, Class A, 3.77%
                due 4/12/2017 (j)                                        19,995
      4,025    North Carolina Eastern Municipal Power Agency,
                Power System Revenue Bonds, MERLOTS, Series A22,
                3.78% due 1/01/2024 (j)                                   4,025
      3,200    North Carolina HFA, Home Ownership Revenue
                Bonds, MERLOTS, VRDN, AMT, Series B12, 3.83%
                due 7/01/2037 (j)                                         3,200
     49,500    North Carolina Medical Care Commission, Health
                Care Facilities Revenue Bonds (Novant Health
                Group), VRDN, Series A, 3.74% due 11/01/2034 (j)         49,500
     38,525    North Carolina Medical Care Commission, Health
                Care Facilities, Revenue Refunding Bonds (University
                Health Systems of Eastern Carolina), VRDN,
                Series C1, 3.70% due 12/01/2036 (a)(j)                   38,525
               North Carolina Medical Care Commission, Hospital
                Revenue Bonds, VRDN (j):
     15,000       (Moses H. Cone Memorial Health System),
                  Series A, 3.70% due 10/01/2035                         15,000
      3,000       (Moses H. Cone Memorial Health System),
                  VRDN, Series B, 3.70% due 10/01/2035                    3,000
      4,100       (Pooled Equipment Financing Project), ACES,
                  3.78% due 12/01/2025 (f)                                4,100
      4,500    North Carolina State, GO, MERLOTS, VRDN, Series A23,
                3.78% due 3/01/2027 (j)                                   4,500



WCMA TAX-EXEMPT FUND                                         SEPTEMBER 30, 2006



Schedule of Investments (continued)   Master Tax-Exempt Trust    (in Thousands)


       Face
     Amount    Municipal Bonds                                            Value

North Carolina (concluded)

  $   3,500    Wake County, North Carolina, Industrial Facilities
                and Pollution Control Financing Authority Revenue
                Bonds (Solid Waste Disposal - Highway 55), VRDN,
                AMT, 3.85% due 9/01/2013 (j)                         $    3,500

Ohio--1.6%

     12,425    Dublin, Ohio, City School District, School Construction,
                GO, Refunding, BAN, 4.25% due 11/16/2006                 12,437
      4,000    Eagle Tax-Exempt Trust, Cincinnati, Ohio, City School
                District, GO, VRDN, Series 2004-34, Class A, 3.79%
                due 12/01/2031 (e)(j)                                     4,000
      5,000    Franklin County, Ohio, Health Care Facilities Revenue
                Refunding Bonds (Ohio Presbyterian Services), VRDN,
                Series A, 3.78% due 7/01/2036 (h)(j)                      5,000
      6,000    Greene County, Ohio, GO, BAN, 4.50% due 12/14/2006         6,013
     28,000    Hamilton County, Ohio, Health Care Facilities Revenue
                Bonds (Twin Towers and Twin Lakes), VRDN,
                Series A, 3.76% due 7/01/2023 (j)                        28,000
      9,000    Hamilton County, Ohio, Student Housing Revenue
                Bonds (Block 3 Community Urban Redevelopment
                Corporation Project), VRDN, 3.79% due 8/01/2036 (j)       9,000
     14,500    Marysville, Ohio, Wastewater Treatment System
                Revenue Bonds, BAN, 4.50% due 12/21/2006 (q)             14,536
      4,500    Montgomery County, Ohio, Revenue Refunding Bonds
                (Miami Valley Hospital), VRDN, Series A, 3.83%
                due 11/15/2022 (j)                                        4,500
      2,370    Municipal Securities Trust Certificates, Princeton,
                Ohio, City School District, GO, VRDN, Series
                SGB 50-A, 3.78% due 12/01/2030 (f)(j)                     2,370
               Ohio State Air Quality Development Authority,
                Revenue Refunding Bonds (Cincinnati Gas and
                Electric), VRDN (j):
      7,900       Series A, 3.90% due 9/01/2030                           7,900
     16,300       Series B, 3.95% due 9/01/2030                          16,300
     23,955    Ohio State, GO, Common Schools, VRDN, Series A,
                3.75% due 3/15/2025 (j)                                  23,955
      2,500    Ohio State Solid Waste Revenue Bonds (Republic
                Services, Inc. Project), VRDN, AMT, 4.04%
                due 11/01/2035 (j)                                        2,500
      3,000    Ohio State Water Development Authority, Pollution
                Control Revenue Refunding Bonds (Ohio Edison
                Company), VRDN, Series A, 3.90% due 6/01/2033 (j)         3,000
      3,000    Shaker Heights, Ohio, GO, BAN, 4.50%
                due 12/08/2006                                            3,006
      5,830    Trumbull County, Ohio, Health Care Facilities
                Revenue Bonds (Shepherd of the Valley), VRDN,
                3.80% due 10/01/2031 (h)(j)                               5,830

Oklahoma--1.1%

      3,300    Cleveland County, Oklahoma, Home Loan Authority,
                S/F Mortgage Revenue Refunding Bonds, VRDN,
                Series A, 5.29% due 4/25/2007 (j)                         3,300
               Comanche County, Oklahoma, Home Finance Authority,
                S/F Mortgage Revenue Bonds, VRDN, Series A (j):
     17,087       5.028% due 10/02/2006                                  17,087
      3,584       3.99% due 5/01/2007                                     3,584
     34,985    Morgan Keegan Municipal Products, Inc., Oklahoma
                County, Oklahoma, HFA, S/F Revenue Bonds, VRDN,
                AMT, Series A, 3.84% due 5/01/2009 (j)                   34,985



       Face
     Amount    Municipal Bonds                                            Value

Oklahoma (concluded)

               Oklahoma State Development Finance Authority
                Revenue Bonds (ConocoPhillips Company Project),
                VRDN, AMT (j):
  $   7,500       3.45% due 12/01/2006                               $    7,500
      2,500       Series B, 3.84% due 8/01/2037                           2,500
     24,020    Oklahoma State Industries Authority, Revenue
                Refunding Bonds (Integris Baptist), VRDN, Series B,
                3.83% due 8/15/2029 (f)(j)                               24,020
     10,000    Oklahoma State Turnpike Authority, Second Senior
                Revenue Refunding Bonds, VRDN, Series E, 3.78%
                due 1/01/2028 (j)(n)                                     10,000

Oregon--0.4%

     11,730    ABN AMRO MuniTops Certificates Trust, Portland,
                Oregon, GO, VRDN, Series 2001-4, 3.78%
                due 6/01/2009 (f)(j)                                     11,730
     22,000    Oregon State, GO, VRDN, Series 73-G, 3.80%
                due 12/01/2018 (j)                                       22,000

Pennsylvania--3.5%

               Allegheny County, Pennsylvania, Hospital
                Development Authority, Revenue Bonds, VRDN (j):
     27,490       PUTTERS, Series 1281, 3.78%
                  due 1/15/2011 (b)                                      27,490
      7,500       (University of Pittsburgh Medical Center),
                  Series B-1, 3.86% due 12/01/2016                        7,500
      7,800    Arkansas State Development Finance Authority,
                M/F Housing Revenue Bonds (Chapelridge Benton
                Project), VRDN, AMT, Series C, 3.82%
                due 6/01/2032 (j)                                         7,800
     19,850    Delaware Valley Regional Finance Authority,
                Pennsylvania, Local Government Revenue Bonds,
                VRDN, Series D, 3.75% due 12/01/2020 (j)                 19,850
               Emmaus, Pennsylvania, General Authority Revenue
                Bonds, VRDN, Series A (j):
     11,925       3.77% due 3/01/2024                                    11,925
     13,200       (Pennsylvania Loan Program), 3.76%
                  due 3/01/2030 (e)                                      13,200
      9,897    Erie County, Pennsylvania, Hospital Authority Revenue
                Bonds, FLOATS, VRDN, Series 820, 3.78%
                due 7/01/2022 (f)(j)                                      9,897
     17,000    Erie, Pennsylvania, City School District, GO, TRAN,
                4.50% due 6/29/2007                                      17,064
     11,550    Geisinger Health System, Pennsylvania, Revenue
                Bonds, VRDN, 3.82% due 11/15/2032 (j)                    11,550
     12,000    Lackawanna County, Pennsylvania, GO, MSTR, VRDN,
                Series SGB-38, 3.77% due 9/15/2020 (j)                   12,000
      4,995    Mount Lebanon, Pennsylvania, School District, GO,
                MERLOTS, VRDN, Series B19, 3.78%
                due 2/15/2027 (f)(j)                                      4,995
      6,700    Pennsylvania Economic Development Financing
                Authority, Wastewater Treatment Revenue Refunding
                Bonds (Sunoco Inc. - R & M Project), VRDN, AMT,
                Series B, 3.94% due 10/01/2034 (j)                        6,700
     15,150    Pennsylvania State Turnpike Commission, Turnpike
                Revenue Bonds, FLOATS, VRDN, Series 1402, 3.78%
                due 12/01/2024 (a)(j)                                    15,150
      8,290    Pennsylvania State Turnpike Commission, Turnpike
                Revenue Refunding Bonds, VRDN, Series B, 3.74%
                due 12/01/2012 (j)                                        8,290
     40,400    Philadelphia, Pennsylvania, Gas Works Revenue
                Refunding Bonds, VRDN, Series 6, 3.78%
                due 8/01/2031 (e)(j)                                     40,400



WCMA TAX-EXEMPT FUND                                         SEPTEMBER 30, 2006



Schedule of Investments (continued)   Master Tax-Exempt Trust    (in Thousands)


       Face
     Amount    Municipal Bonds                                            Value

Pennsylvania (concluded)

  $  13,615    Philadelphia, Pennsylvania, Hospitals and Higher
                Education Facilities Authority, Hospital Revenue
                Refunding Bonds (Children's Hospital Project),
                VRDN, Series A, 3.82% due 2/15/2014 (j)              $   13,615
               Philadelphia, Pennsylvania, Water and Wastewater
                Revenue Refunding Bonds, VRDN (e)(j):
     37,170       3.73% due 6/15/2023                                    37,170
     14,950       Series B, 3.73% due 8/01/2018                          14,950
      5,000    Southcentral General Authority, Pennsylvania, Revenue
                Refunding Bonds (Wellspan Health - York Hospital),
                VRDN, Series A, 3.73% due 6/07/2023 (a)(j)                5,000
     18,000    Temple University of the Commonwealth System of
                Higher Education, Pennsylvania, University
                Funding Obligations, Revenue Refunding Bonds,
                5% due 4/26/2007                                         18,131
     10,640    Washington County, Pennsylvania, IDA, Health
                Care Facilities Revenue Bonds (Presbyterian Senior
                Care), VRDN, 3.73% due 1/01/2030 (h)(j)                  10,640

Rhode Island--1.1%

      5,345    Rhode Island Housing and Mortgage Finance
                Corporation Revenue Bonds, ROCS, VRDN,
                Series II-R-599, 3.78% due 4/01/2033 (j)                  5,345
     13,700    Rhode Island State Health and Educational
                Building Corporation, Higher Education Facilities
                Revenue Bonds (Brown University), VRDN, Series A,
                3.70% due 5/01/2035 (j)                                  13,700
     39,810    Rhode Island State Health and Educational Building
                Corporation, Hospital Financing Revenue Bonds
                (Butler Hospital), VRDN, Series A, 3.80%
                due 9/01/2032 (j)                                        39,810
               Rhode Island State and Providence Plantations, GO,
                FLOATS, VRDN (j):
     26,035       Series 568, 3.78% due 9/01/2017 (f)                    26,035
     15,895       Series 720, 3.78% due 11/01/2022 (b)                   15,895

South Carolina--1.4%

     12,195    ABN AMRO MuniTops Certificates Trust, Lexington
                County, South Carolina, GO, VRDN, Series 2001-37,
                3.78% due 2/01/2010 (b)(j)                               12,195
      3,685    Charleston Educational Excellence Financing
                Corporation, South Carolina, ROCS, VRDN,
                Series II-R-515, 3.77% due 12/01/2030 (j)(k)              3,685
     11,500    Eagle Tax-Exempt Trust, South Carolina State Public
                Service Authority, Revenue Bonds, VRDN, Series
                2006-0007, Class A, 3.79% due 1/01/2036 (f)(j)           11,500
      9,500    Eagle Tax-Exempt Trust, South Carolina State Public
                Service Authority, Revenue Refunding Bonds,
                VRDN, Series 2006-0019, Class A, 3.79%
                due 1/01/2039 (f)(j)                                      9,500
      6,380    Florence County, South Carolina, Solid Waste Disposal
                and Wastewater Treatment Revenue Bonds (Roche
                Carolina Inc. Project), VRDN, AMT, 3.84%
                due 4/01/2027 (j)                                         6,380
               Greenville Hospital System, South Carolina, Hospital
               Facilities Revenue Bonds, VRDN (a)(j):
     23,700       Series A, 3.73% due 5/01/2035                          23,700
     22,750       Series B, 3.73% due 5/01/2035                          22,750
      8,035    Medical University Hospital Authority, South Carolina,
                Hospital Facilities, Revenue Refunding Bonds, VRDN,
                Series A-5, 3.79% due 8/15/2027 (f)(j)(l)                 8,035



       Face
     Amount    Municipal Bonds                                            Value

South Carolina (concluded)

               South Carolina Housing Finance and Development
                Authority, Mortgage Revenue Bonds, VRDN, AMT (j):
  $   5,320       PUTTERS, Series 1388, 3.81%
                  due 7/01/2010 (a)                                   $   5,320
      2,085       ROCS, Series II-R-398, 3.81% due 7/01/2034 (e)          2,085
      6,250    South Carolina Jobs EDA, EDR (Holcim (US) Inc.
                Project), VRDN, AMT, 3.91% due 12/01/2033 (j)             6,250
               South Carolina Transportation Infrastructure Bank
                Revenue Bonds, VRDN (a)(j):
     12,500       FLOATS, Series 728, 3.78% due 10/01/2022               12,500
      4,190       ROCS, Series II-R-9016, 3.77% due 10/01/2033            4,190

Tennessee--4.5%

               Blount County, Tennessee, Public Building Authority,
                Local Government Public Improvement Revenue
                Bonds, VRDN (j):
     58,285       Series A-4-A, 3.79% due 6/01/2032                      58,285
      4,175       Series D1F, 3.80% due 6/01/2030 (a)                     4,175
      4,000       Series D-7-C, 3.80% due 6/01/2032 (n)                   4,000
               Clarksville, Tennessee, Public Building Authority
                Revenue Bonds, Pooled Financing (Tennessee
                Municipal Bond Fund), VRDN (j):
     30,850       3.74% due 11/01/2027                                   30,850
     57,630       3.74% due 6/01/2029                                    57,630
      1,460    Jackson, Tennessee, Health, Educational and Housing
                Facilities Board, M/F Housing Revenue Bonds
                (Villages at Old Hickory Project), VRDN, AMT,
                4.15% due 12/01/2006 (j)                                  1,460
      8,100    Loudon, Tennessee, IDB, PCR, Refunding (A.E. Staley
                Manufacturing Company Project), VRDN,
                3.75% due 6/01/2023 (j)                                   8,100
      6,020    Memphis, Tennessee, Health, Educational and Housing
                Facility Board Revenue Bonds (Not-for-Profit M/F
                Program), VRDN, 3.95% due 8/01/2032 (j)                   6,020
               Montgomery County, Tennessee, Public Building
                Authority, Pooled Financing Revenue Bonds, VRDN (j):
      2,980       (Montgomery County Loan Pool), 3.74%
                  due 7/01/2019                                           2,980
      9,475       (Tennessee County Loan Pool), 3.80%
                  due 7/01/2034                                           9,475
     33,050    Morgan Keegan Municipal Products, Inc., Tennessee
                HDA, Revenue Bonds, VRDN, AMT, Series C, 3.84%
                due 8/09/2007 (j)                                        33,050
     10,000    Municipal Securities Trust Certificates, Tennessee
                Energy Acquisition Corporation, Revenue Bonds,
                VRDN, Series 2006-276 Class A, 3.79%
                due 8/30/2022 (j)(m)                                     10,000
               Sevier County, Tennessee, Public Building Authority,
                Local Government Public Improvement Revenue
                Bonds, VRDN (j):
     16,550       AMT, Series III-A, 3.85% due 6/01/2028 (a)             16,550
      7,100       Series II-A-1, 3.76% due 6/01/2024 (a)                  7,100
     10,000       Series III-D-2, 3.76% due 6/01/2017 (a)                10,000
      3,970       Series III-D-6, 3.76% due 6/01/2020 (a)                 3,970
     18,825       Series III-E-1, 3.76% due 6/01/2025                    18,825
     10,000       Series III-E-4, 3.76% due 6/01/2025 (a)                10,000
      6,000       Series IV-A-4, 3.80% due 6/01/2020 (e)                  6,000
      6,500       Series IV-F-2, 3.80% due 6/01/2020 (a)                  6,500
     12,000       Series VI-B-1, 3.80% due 6/01/2024                     12,000
     10,000       Series VI-C-2, 3.80% due 6/01/2039 (a)                 10,000
      9,600       Series VI-D-2, 3.80% due 6/01/2024 (a)                  9,600
      6,625       Series VI-E-1, 3.80% due 6/01/2020 (a)                  6,625
      5,850       Series VI-F-3, 3.80% due 6/01/2030 (n)                  5,850



WCMA TAX-EXEMPT FUND                                         SEPTEMBER 30, 2006



Schedule of Investments (continued)   Master Tax-Exempt Trust    (in Thousands)


       Face
     Amount    Municipal Bonds                                            Value

Tennessee (concluded)

  $   3,620    Sevier County, Tennessee, Public Building Authority,
                Local Government Public Improvement, Revenue
                Refunding Bonds, VRDN, Series II-E-2, 3.76%
                due 6/01/2021 (a)(j)                                 $    3,620
      4,575    Shelby County, Tennessee, GO, Refunding, ROCS,
                VRDN, Series II-R-3023, 3.78% due 4/01/2020 (f)(j)        4,575
     10,000    Shelby County, Tennessee, Public Improvement
                and Schools, GO, VRDN, Series B, 3.80%
                due 4/01/2030 (j)                                        10,000
     38,290    The Tennergy Corporation, Tennessee, Gas Revenue
                Bonds, PUTTERS, VRDN, Series 1258Q, 3.80%
                due 11/01/2013 (j)                                       38,290

Texas--13.0%

     13,500    ABN AMRO MuniTops Certificates Trust, San Antonio,
                Texas, Electric and Gas Revenue Bonds, VRDN,
                Series 1998-22, 3.79% due 1/03/2007 (f)(j)               13,500
     29,950    ABN AMRO MuniTops Certificates Trust, San Antonio,
                Texas, Independent School District, VRDN, Series
                1999-10, 3.77% due 3/07/2007 (j)                         29,950
      9,030    ABN AMRO MuniTops Certificates Trust, Texas
                Permanent School Fund, Independent School District,
                GO, VRDN, Series 2001-8, 3.79% due 2/15/2007 (j)          9,030
      4,485    Austin, Texas, Water and Wastewater System, Revenue
                Refunding Bonds, ROCS, VRDN, Series II-R-6029,
                3.78% due 11/15/2024 (a)(j)                               4,485
               Bell County, Texas, Health Facilities Development
                Corporation, Hospital Revenue Bonds (Scott &
                White Memorial Hospital), VRDN (f)(j):
      1,280       Series 2001-1, 3.83% due 8/15/2031                      1,280
      5,625       Series B-2, 3.83% due 8/15/2029                         5,625
     10,000    Brazos River Authority, Texas, Harbor Navigational
                District, Brazoria County Revenue Bonds
                (BASF Corp.), VRDN, AMT, 3.88%
                due 4/01/2032 (j)                                        10,000
               Brazos River Harbor Navigation District, Texas,
                Brazoria County Environmental Revenue Bonds
                (Dow Chemical Company), VRDN (j):
      4,200       Series A-2, 3.93% due 5/15/2033                         4,200
      2,400       Series B-1, 3.88% due 5/15/2033                         2,400
     25,000    Brazos River, Texas, Harbor Industrial Development
                Corporation Revenue Bonds (BASF Corporation
                Project), VRDN, AMT, 3.80% due 5/01/2038 (j)             25,000
      1,990    Brownsville, Texas, Utility System Revenue Refunding
                Bonds, ROCS, VRDN, Series II-R-4074, 3.78%
                due 9/01/2024 (a)(j)                                      1,990
      3,588    Central Texas Housing Finance Corporation,
                S/F Mortgage Revenue Bonds, VRDN, AMT, Series A,
                5.03% due 7/01/2008 (j)                                   3,588
     10,925    Collin County, Texas, GO, FLOATS, VRDN, Series 42-TP,
                3.78% due 2/15/2026 (j)                                  10,925
      7,295    Corpus Christi, Texas, Business and Job Development
                Corporation, Sales Tax Revenue Refunding Bonds,
                ROCS, VRDN, Series II-R-2001, 3.78%
                due 9/01/2017 (a)(j)                                      7,295
      3,710    Corpus Christi, Texas, Utility System Revenue
                Refunding Bonds, ROCS, VRDN, Series II-R-2149,
                3.78% due 7/15/2024 (e)(j)                                3,710



       Face
     Amount    Municipal Bonds                                            Value

Texas (continued)

               Dallas-Fort Worth, Texas, International Airport
                Revenue Bonds, VRDN, AMT (j):
  $   4,408       FLOATS, Series 824, 3.81% due 11/01/2015 (a)       $    4,408
      7,140       PUTTERS, Series 350, 3.81% due 5/01/2011 (f)            7,140
      2,500       PUTTERS, Series 351, 3.81% due 5/01/2008 (e)            2,500
      4,995       PUTTERS, Series 385, 3.81% due 5/01/2008 (b)            4,995
      3,000       ROCS, Series II-R-268, 3.81% due 11/01/2033 (f)         3,000
      3,425    Dallas-Fort Worth, Texas, International Airport
                Revenue Refunding Bonds, PUTTERS, VRDN, AMT,
                Series 1019, 3.81% due 5/01/2010 (b)(j)                   3,425
               Dallas-Fort Worth, Texas, Regional Airport Revenue
                Bonds, MSTR, VRDN, AMT (f)(j):
     25,300       Series SGB-49, 3.83% due 11/01/2023                    25,300
      9,495       Series SGB-52, 3.81% due 11/01/2017                     9,495
     23,885    Dallas-Fort Worth, Texas, Regional Airport Revenue
                Refunding Bonds, MSTR, VRDN, AMT, Series SGB-46,
                3.81% due 11/01/2020 (f)(j)                              23,885
      2,820    Dallas, Texas, Area Rapid Transit Revenue Refunding
                Bonds, ROCS, VRDN, Series II-R-2078, 3.78%
                due 12/01/2022 (a)(j)                                     2,820
      2,500    Denton, Texas, Independent School District, GO,
                VRDN, Series 2005-A, 3.78% due 8/01/2035 (j)              2,500
      8,435    Eagle Tax-Exempt Trust, Dallas-Fort Worth, Texas,
                International Airport Revenue Bonds, VRDN,
                AMT, Series 2003-0020, Class A, 3.82%
                due 11/01/2032 (a)(j)                                     8,435
      6,000    Eagle Tax-Exempt Trust, Dallas, Texas, VRDN,
                Series 01, Class 4310, 3.79% due 12/01/2026 (a)(j)        6,000
      4,915    Eagle Tax-Exempt Trust, San Antonio, Texas, VRDN,
                Series 01, Class 4311, 3.79% due 8/15/2026 (j)            4,915
     14,500    Eagle Tax-Exempt Trust, San Antonio, Texas, Water
                Revenue Refunding Bonds, VRDN, Series 2006-0005,
                Class A, 3.79% due 5/15/2040 (f)(j)                      14,500
      4,500    Fort Bend County, Texas, GO, MSTR, VRDN, SGB-46-A,
                3.78% due 3/01/2032 (f)(j)                                4,500
      3,295    Fort Bend, Texas, Independent School District,
                GO, FLOATS, VRDN, Series 1455, 3.78%
                due 8/15/2025 (j)                                         3,295
      5,300    Grapevine, Texas, Industrial Development
                Corporation, Airport Revenue Refunding Bonds
                (Southern Air Transport), VRDN, 3.80%
                due 3/01/2010 (j)                                         5,300
     19,000    Gulf Coast Waste Disposal Authority, Texas,
                Environmental Facilities Revenue Bonds
                (American Aeryl LP Project), VRDN, AMT,
                3.80% due 5/01/2038 (j)                                  19,000
               Gulf Coast Waste Disposal Authority, Texas, Revenue
                Bonds, VRDN, AMT (j):
      2,200       (Air Products Project), 3.85% due 12/01/2039            2,200
      2,500       (Waste Management Inc.), Series A, 3.79%
                  due 4/01/2019                                           2,500
     10,470    Harris County-Houston, Texas, Sports Authority,
                Special Revenue Refunding Bonds, TOCS, VRDN,
                Series Z-3, 3.81% due 11/15/2025 (f)(j)                  10,470
     27,060    Harris County, Texas, Health Facilities Development
                Corporation, Hospital Revenue Bonds (Texas
                Children's Hospital), VRDN, Series B-1, 3.86%
                due 10/01/2029 (f)(j)                                    27,060



WCMA TAX-EXEMPT FUND                                         SEPTEMBER 30, 2006



Schedule of Investments (continued)   Master Tax-Exempt Trust    (in Thousands)


       Face
     Amount    Municipal Bonds                                            Value

Texas (continued)

               Harris County, Texas, Health Facilities Development
                Corporation, Revenue Refunding Bonds, VRDN (j):
  $ 127,200       (Methodist Hospital System), Series A, 3.83%
                  due 12/01/2032                                     $  127,200
     14,000       (Saint Luke's Episcopal Hospital), Series A,
                  3.80% due 2/15/2032 (b)                                14,000
     49,900       (Saint Luke's Episcopal Hospital), Series B,
                  3.83% due 2/15/2031                                    49,900
     17,940    Harris County, Texas, Health Facilities Development
                Corporation, Special Facilities Revenue Bonds
                (Texas Medical Center Project), VRDN, Series B,
                3.83% due 5/15/2029 (e)(j)                               17,940
     31,350    Harris County, Texas, Industrial Development
                Corporation, Solid Waste Disposal Revenue Bonds
                (Deer Park Limited Partnership), VRDN, AMT, 3.89%
                due 2/01/2023 (j)                                        31,350
     10,215    Harris County, Texas, Revenue Refunding Bonds,
                ROCS, VRDN, Series II-R-1030, 3.78%
                due 8/15/2017 (e)(j)                                     10,215
     15,000    Houston, Texas, CP, 3.55% due 12/07/2006                  15,000
     29,675    Houston, Texas, Independent School District, GO,
                VRDN, 3.63% due 6/15/2007 (j)                            29,675
               Houston, Texas, Utility System Revenue Refunding
                Bonds, VRDN (e)(j):
      5,350       ROCS, Series II-R-4063, 3.78% due 5/15/2021             5,350
      6,000       TOCS, Series A, 3.78% due 5/25/2012                     6,000
      5,295    Houston, Texas, Water & Sewer System Revenue
                Refunding Bonds, ROCS, VRDN, Series II-R-630,
                3.79% due 12/01/2020 (e)(j)                               5,295
      4,965    Lewisville, Texas, Independent School District, GO,
                Refunding, PUTTERS, VRDN, Series 701, 3.78%
                due 8/15/2010 (b)(j)                                      4,965
     10,395    Municipal Securities Trust Certificates, Austin, Texas,
                Water Revenue Refunding Bonds, VRDN, Series
                2001-134, Class A, 3.79% due 5/15/2010 (e)(j)            10,395
      8,620    Municipal Securities Trust Certificates, Houston, Texas,
                Independent School District, GO, VRDN, Refunding,
                Series 233, Class A, 3.82% due 1/09/2014 (j)              8,620
     32,000    North Central Texas, CP, 3.54% due 11/03/2006             32,000
      8,450    North Texas Municipal Water District, Texas,
                Water System Revenue Bonds, ROCS, VRDN,
                Series II-R-593PB, 3.80% due 9/01/2035 (f)(j)             8,450
      3,395    Plano, Texas, Independent School District, GO,
                PUTTERS, VRDN, Series 1428, 3.78%
                due 8/15/2010 (j)                                         3,395
     17,335    Port Arthur, Texas, Navigation District, Environmental
                Facilities Revenue Refunding Bonds (Motiva
                Enterprises Project), VRDN, AMT, 3.90%
                due 12/01/2027 (j)                                       17,335
               Port Arthur, Texas, Navigation District, Industrial
                Development Corporation, Exempt Facilities Revenue
                Bonds (Air Products and Chemicals Project),
                VRDN, AMT (j):
     10,000       3.85% due 4/01/2036                                    10,000
      8,400       3.84% due 5/01/2040                                     8,400
               Port Arthur, Texas, Navigation District Revenue Bonds,
                VRDN, AMT (j):
     20,000       (BASF Corporation Project), 3.93% due 4/01/2033        20,000
     10,000       Multi-Mode (Atofina Petrochemicals), Series B,
                  3.90% due 4/01/2027                                    10,000



       Face
     Amount    Municipal Bonds                                            Value

Texas (concluded)

  $  10,500    Port of Corpus Christi Authority, Texas, Nueces County
                Solid Waste Disposal Revenue Bonds (Flint Hills
                Resources LP Project), VRDN, AMT, 4.05%
                due 1/01/2030 (j)                                     $  10,500
     50,000    Port of Corpus Christi Authority, Texas, Nueces
                County Solid Waste Disposal, Revenue Refunding
                Bonds (Flint Hills Resources LP Project), VRDN, AMT,
                Series A, 4.05% due 7/01/2029 (j)                        50,000
      5,900    San Antonio, Texas, Hotel Occupancy Revenue
                Bonds, FLOATS, VRDN, Series SG-51, 3.77%
                due 8/15/2019 (j)                                         5,900
      4,145    Socorro, Texas, Independent School District, GO, ROCS,
                VRDN, Series II-R-2222, 3.78% due 8/15/2022 (j)           4,145
      6,000    Southeast Texas Housing Finance Corporation, Revenue
                Refunding Bonds, VRDN, AMT, Series A-2, 3.60%
                due 2/16/2007 (c)(i)(j)                                   6,000
      1,600    Southwest Texas, Higher Education Authority
                Incorporated Revenue Refunding Bonds
                (Southern Methodist University), VRDN, 3.80%
                due 7/01/2015 (j)                                         1,600
     32,500    Texas Municipal Power Agency Revenue Bonds,
                Series 91, CP, 3.60% due 10/04/2006                      32,500
      6,870    Texas Municipal Power Agency, Revenue Refunding
                Bonds, PUTTERS, VRDN, Series 1323, 3.78%
                due 3/01/2014 (f)(j)                                      6,870
     10,000    Texas Public Finance Authority, CP, 3.58%
                due 12/06/2006                                           10,000
     14,900    Texas State Affordable Housing Corporation,
                M/F Housing Revenue Bonds, FLOATS, VRDN,
                Series 12TP, 3.78% due 3/01/2032 (f)(j)                  14,900
     54,160    Texas State, GO, Refunding, VRDN, AMT, 3.93%
                due 7/02/2007 (j)                                        54,160
    172,055    Texas State, TRAN, 4.50% due 8/31/2007                   173,494
     20,575    Texas State Turnpike Authority, Central Texas
                Turnpike System, First Tier Revenue Bonds, VRDN,
                Series B, 3.73% due 8/15/2042 (a)(j)                     20,575
      5,410    Texas State University, System Financing Revenue
                Refunding Bonds, ROCS, VRDN, Series II-R-1011,
                3.78% due 3/15/2019 (e)(j)                                5,410
      3,798    Travis County, Texas, Housing Finance Corporation,
                S/F Mortgage Revenue Bonds, VRDN, Series 2001-1,
                4% due 5/01/2007 (j)                                      3,798
      3,984    Victoria County, Texas, Hospital Revenue Refunding
                Bonds, FLOATS, VRDN, Series 959, 3.78%
                due 1/01/2016 (a)(j)                                      3,984

Utah--2.2%

      6,500    Emery County, Utah, PCR, Refunding (PacifiCorp
                Projects), VRDN, 3.83% due 11/01/2024 (a)(j)              6,500
     13,050    Intermountain Power Agency, Utah, Power Supply
                Revenue Bonds, VRDN, Series F, 3.60%
                due 7/01/2018 (a)(j)                                     13,050
               Murray City, Utah, Hospital Revenue Bonds (IHC
                Health Services, Inc.), VRDN (j):
     25,300       Series A, 3.78% due 5/15/2036                          25,300
     36,000       Series A, 3.83% due 5/15/2037                          36,000
     52,605       Series B, 3.83% due 5/15/2037                          52,605
     20,100       Series C, 3.83% due 5/15/2036                          20,100
      8,915    Salt Lake County, Utah, PCR, Refunding (Service
                Station Holdings Project), VRDN, Series B,
                3.82% due 8/01/2007 (j)                                   8,915



WCMA TAX-EXEMPT FUND                                         SEPTEMBER 30, 2006



Schedule of Investments (continued)   Master Tax-Exempt Trust    (in Thousands)


       Face
     Amount    Municipal Bonds                                            Value

Utah (concluded)

  $   3,200    Utah Transit Authority, Sales Tax Revenue Bonds,
                ROCS, VRDN, Series II-R-609PB, 3.80%
                due 6/15/2032 (e)(j)                                 $    3,200
      8,300    Utah Water Finance Agency, Tender Option
                Revenue Bonds, VRDN, Series A-9, 3.79%
                due 7/01/2034 (a)(j)                                      8,300
     22,720    Weber County, Utah, Hospital Revenue Bonds
                (IHC Health Services), VRDN, Series C, 3.83%
                due 2/15/2035 (j)                                        22,720

Vermont--0.2%

      4,050    Vermont Educational and Health Buildings
                Financing Agency, Revenue Bonds (Middlebury
                College Project), VRDN, Series A, 3.16%
                due 11/01/2006 (j)                                        4,050
      1,800    Vermont HFA, S/F Revenue Bonds, VRDN, AMT,
                Series 16 A, 3.87% due 5/01/2032 (e)(j)                   1,800
      8,000    Vermont State Student Assistance Corporation,
                Student Loan Revenue Bonds, FLOATS, VRDN,
                3.66% due 1/01/2008 (j)                                   8,000

Virginia--0.9%

      6,055    Eagle Tax-Exempt Trust, Richmond, Virginia, Public
                Utilities Revenue Bonds, VRDN, Series 2006-0050,
                Class A, 3.79% due 1/15/2035 (e)(j)                       6,055
      6,570    Morgan Keegan Municipal Products, Inc., Virginia State,
                HDA, VRDN, Series E, 3.78% due 12/01/2010 (j)             6,570
               Norfolk, Virginia, CP:
     20,000       3.55% due 10/02/2006                                   20,000
     15,000       3.63% due 12/07/2006                                   15,000
     30,150    Norfolk, Virginia, Industrial Development Authority,
                CP, 3.54% due 12/04/2006                                 30,150
      3,000    Virginia State, HDA, Revenue Bonds, MERLOTS,
                VRDN, AMT, Series B-19, 3.83% due 4/01/2033 (j)           3,000

Washington--3.1%

     12,620    Central Puget Sound, Washington, Regional Transit
                Authority, Sales and Use Tax Revenue Bonds,
                ROCS, VRDN, Series II-R-7510, 3.78%
                due 11/01/2023 (a)(j)                                    12,620
     22,900    Clark County, Washington, Public Utility District
                Number 001, Generating System Revenue Refunding
                Bonds, MSTR, VRDN, Series SGA-118, 3.81%
                due 1/01/2025 (e)(j)                                     22,900
      3,000    Eagle Tax-Exempt Trust, Bellevue, Washington, GO,
                Refunding, Series 2004-1011, Class A, 3.79%
                due 12/01/2043 (f)(j)                                     3,000
     19,000    Energy Northwest, Washington, Electric Revenue
                Refunding Bonds (Project Number 3), VRDN,
                Series D-3-1, 3.73% due 7/01/2018 (e)(j)                 19,000
      8,885    Grant County, Washington, Public Utility District
                Number 002, Electric Revenue Refunding
                Bonds, ROCS, VRDN, Series II-R-2039, 3.78%
                due 1/01/2019 (e)(j)                                      8,885
      5,210    King County, Washington, School District Number 410,
                Snoqualmie Valley, GO, ROCS, VRDN, Series II-R-4513,
                3.78% due 12/01/2020 (e)(j)                               5,210
     14,745    King County, Washington, Sewer Revenue Refunding
                Bonds, FLOATS, VRDN, Series 554, 3.78%
                due 7/01/2009 (b)(j)                                     14,745



       Face
     Amount    Municipal Bonds                                            Value

Washington (concluded)

  $   2,260    Lewis County, Washington, Public Utility District
                Number 001, Cowlitz Falls Hydroelectric Revenue
                Refunding Bonds, VRDN, Series II-R-4026, 3.78%
                due 10/01/2023 (f)(j)                                $    2,260
     14,070    Municipal Securities Trust Certificates, Washington
                State Motor Vehicle Fuel Tax, GO, VRDN,
                Series 2001-112, Class A, 3.81% due 1/07/2021 (j)        14,070
      4,935    Port of Seattle, Washington, Revenue Bonds,
                MERLOTS, VRDN, AMT, Series B04, 3.83%
                due 9/01/2015 (b)(j)                                      4,935
      5,600    Port of Seattle, Washington, Revenue Refunding
                Bonds, PUTTERS, VRDN, Series 1462, 3.78%
                due 2/01/2014 (j)(n)                                      5,600
     30,000    Port of Tacoma, Washington, Subordinate Lien
                Revenue Bonds, VRDN, AMT, 3.90%
                due 12/01/2036 (j)(n)                                    30,000
      4,935    Seattle, Washington, Water System Revenue
                Refunding Bonds, ROCS, VRDN, Series II-R-4006,
                3.78% due 9/01/2022 (f)(j)                                4,935
      3,455    Spokane County, Washington, Spokane School
                District Number 081, GO, ROCS, VRDN,
                Series II-R-4000, 3.78% due 12/01/2019 (e)(j)             3,455
      5,585    Tacoma, Washington, Convention Center and
                Parking Revenue Bonds, ROCS, VRDN,
                Series II-R-2144, 3.78% due 12/01/2022 (f)(j)             5,585
     13,955    Tacoma, Washington, Water Revenue Refunding
                Bonds, FLOATS, VRDN, Series 555, 3.78%
                due 12/01/2009 (b)(j)                                    13,955
      8,770    Washington State, GO, Refunding, PUTTERS, VRDN,
                Series 1399, 3.78% due 1/01/2013 (a)(j)                   8,770
               Washington State, GO, VRDN (j):
      2,725       FLOATS, Series 1140, 3.81% due 6/01/2016 (b)            2,725
     15,075       PUTTERS, Series 333, 3.81% due 12/01/2014 (f)          15,075
      9,565       PUTTERS, Series 1312, 3.78% due 1/01/2013 (e)           9,565
     11,800       PUTTERS, Series 1422, 3.78% due 7/01/2014 (e)          11,800
     17,500       ROCS, Series II-R-614, 3.78% due 1/01/2030 (a)(e)      17,500
      4,190       ROCS, Series II-R-4082, 3.77% due 7/01/2023 (e)         4,190
     10,375       ROCS, Series II-R-6061, 3.78% due 1/01/2022 (a)        10,375
      4,380       ROCS, Series II-R-7035, 3.78% due 7/01/2024 (e)         4,380
      6,400    Washington State Housing Finance Commission,
                M/F Housing Revenue Bonds (Arbors on the Park
                Project), VRDN, AMT, 3.86% due 10/01/2024 (j)             6,400
      5,000    Washington State Public Power Supply Systems,
                Electric Revenue Refunding Bonds (Project Number 3),
                VRDN, Series 3-A, 3.77% due 7/01/2018 (f)(j)              5,000
               Washington State University Revenue Bonds,
                VRDN (a)(j):
     10,595       FLOATS, Series 1406, 3.78% due 10/01/2036              10,595
      2,105       ROCS, Series II-R-595PB, 3.80% due 10/01/2031           2,105

West Virginia--0.2%

     10,695    ABN AMRO MuniTops Certificates Trust, West Virginia
                State, GO, VRDN, Series 2000-12, 3.77%
                due 6/04/2008 (f)(j)                                     10,695
      9,900    Eagle Tax-Exempt Trust, West Virginia Higher
                Education Policy Commission, Revenue Refunding
                Bonds, VRDN, Series 2005-0018, Class A, 3.79%
                due 4/01/2034 (b)(j)                                      9,900



WCMA TAX-EXEMPT FUND                                         SEPTEMBER 30, 2006



Schedule of Investments (concluded)   Master Tax-Exempt Trust    (in Thousands)


       Face
     Amount    Municipal Bonds                                            Value

Wisconsin--1.4%

  $   1,995    Hartland, Wisconsin, IDR (Commercial
                Communications Inc. Project), VRDN, AMT,
                3.85% due 8/01/2009 (j)                              $    1,995
      2,000    Lehman Municipal Trust Receipts, Wisconsin, GO,
                Refunding, FLOATS, VRDN, AMT, Series 2006-K40,
                3.83% due 5/01/2031(f)(j)                                 2,000
      2,675    Manitowoc, Wisconsin, Electric Revenue Bonds, ROCS,
                VRDN, Series II-R-2177, 3.78% due 10/01/2024 (b)(j)       2,675
     42,600    Racine, Wisconsin, Unified School District, TRAN,
                4.50% due 7/13/2007                                      42,846
      5,985    Wisconsin Public Power Inc., Power Supply System
                Revenue Bonds, PUTTERS, VRDN, Series 1150,
                3.78% due 7/01/2013 (a)(j)                                5,985
               Wisconsin State, GO, CP:
      5,855       3.54% due 11/01/2006                                    5,855
     25,000       3.55% due 12/05/2006                                   25,000
     40,000       3.56% due 12/05/2006                                   40,000



       Face
     Amount    Municipal Bonds                                            Value

Wyoming--2.0%

  $  24,200    Sweetwater County, Wyoming, PCR, Refunding
                (Idaho Power Company Project), VRDN, Series B,
                3.88% due 7/15/2026 (j)                              $   24,200
    150,000    Wyoming State Education Fund, TRAN, Series A,
                4.50% due 6/27/2007                                     150,867

Puerto Rico--0.2%

      3,080    Puerto Rico Commonwealth Infrastructure
                Financing Authority, Special Obligation
                Revenue Bonds, TOCS, VRDN, Series Z-6,
                3.80% due 6/26/2037 (b)(j)                                3,080
     12,800    Puerto Rico Electric Power Authority, Power
                Revenue Bonds, MSTR, VRDN, Series SGA-43,
                3.72% due 7/01/2022 (f)(j)                               12,800

Total Investments (Cost--$9,006,329*)--99.4%                          9,006,329
Other Assets Less Liabilities--0.6%                                      55,519
                                                                    -----------
Net Assets--100.0%                                                  $ 9,061,848
                                                                    ===========

  * Cost for federal income tax purposes.

(a) AMBAC Insured.

(b) FGIC Insured.

(c) FHLMC Collateralized.

(d) FNMA Collateralized.

(e) FSA Insured.

(f) MBIA Insured.

(g) CIFG Insured.

(h) Radian Insured.

(i) FNMA/GNMA Collateralized.

(j) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(k) Assured Guaranty Insured.

(l) FHA Insured.

(m) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(n) XL Capital Insured.

(o) GNMA Collateralized.

(p) Prerefunded.

(q) Escrowed to maturity.

    See Notes to Financial Statements.



WCMA TAX-EXEMPT FUND                                         SEPTEMBER 30, 2006


Statement of Assets and Liabilities                                                                       Master Tax-Exempt Trust

As of September 30, 2006
Assets

       Investments in unaffiliated securities, at value (identified cost--$9,006,328,805)                         $ 9,006,328,805
       Cash                                                                                                                55,151
       Receivables:
           Interest                                                                            $    56,854,293
           Securities sold                                                                                 350         56,854,643
                                                                                               ---------------
       Prepaid expenses                                                                                                    40,010
                                                                                                                  ---------------
       Total assets                                                                                                 9,063,278,609
                                                                                                                  ---------------

Liabilities

       Payables:
           Investment adviser                                                                          965,894
           Withdrawals                                                                                 106,143
           Other affiliates                                                                             91,398          1,163,435
                                                                                               ---------------
       Accrued expenses                                                                                                   267,360
                                                                                                                  ---------------
       Total liabilities                                                                                                1,430,795
                                                                                                                  ---------------

Net Assets

       Net assets                                                                                                 $ 9,061,847,814
                                                                                                                  ===============
Net Assets Consist of

       Investors' capital                                                                                         $ 9,061,847,814
                                                                                                                  ---------------
       Net Assets                                                                                                 $ 9,061,847,814
                                                                                                                  ===============

       See Notes to Financial Statements.



Statement of Operations                                                                                   Master Tax-Exempt Trust

For the Six Months Ended September 30, 2006
Investment Income

       Interest and amortization of premium and discount earned                                                   $   165,011,578

Expenses

       Investment advisory fees                                                                $     6,275,361
       Accounting services                                                                             442,756
       Custodian fees                                                                                  113,494
       Professional fees                                                                                55,557
       Pricing fees                                                                                     39,697
       Trustees' fees and expenses                                                                      29,033
       Printing and shareholder reports                                                                  1,341
       Other                                                                                            70,633
                                                                                               ---------------
       Total expenses                                                                                                   7,027,872
                                                                                                                  ---------------
       Investment income--net                                                                                         157,983,706
                                                                                                                  ---------------

Realized Gain--Net

       Realized gain on investments--net                                                                                  279,278
                                                                                                                  ---------------
       Net Increase in Net Assets Resulting from Operations                                                       $   158,262,984
                                                                                                                  ===============

       See Notes to Financial Statements.


WCMA TAX-EXEMPT FUND                                         SEPTEMBER 30, 2006


Statements of Changes in Net Assets                                                                       Master Tax-Exempt Trust
                                                                                                 For the Six          For the
                                                                                                 Months Ended        Year Ended
                                                                                                September 30,        March 31,
Increase (Decrease) in Net Assets:                                                                   2006               2006
Operations

       Investment income--net                                                                 $    157,983,706   $    247,385,747
       Realized gain (loss)--net                                                                       279,278          (414,731)
                                                                                              ----------------   ----------------
       Net increase in net assets resulting from operations                                        158,262,984        246,971,016
                                                                                              ----------------   ----------------

Capital Transactions

       Proceeds from contributions                                                              28,642,883,177     52,632,134,510
       Fair value of withdrawals                                                              (29,264,035,200)   (53,104,175,686)
                                                                                              ----------------   ----------------
       Net decrease in net assets derived from capital transactions                              (621,152,023)      (472,041,176)
                                                                                              ----------------   ----------------

Net Assets

       Total decrease in net assets                                                              (462,889,039)      (225,070,160)
       Beginning of period                                                                       9,524,736,853      9,749,807,013
                                                                                              ----------------   ----------------
       End of period                                                                          $  9,061,847,814   $  9,524,736,853
                                                                                              ================   ================

       See Notes to Financial Statements.


Financial Highlights                                                                                      Master Tax-Exempt Trust

                                                          For the Six                                            For the Period
The following per share data and ratios                   Months Ended                                        February 13, 2003++
have been derived from information                       September 30,          For the Year Ended March 31,      to March 31,
provided in the financial statements.                         2006           2006          2005           2004        2003
Total Investment Return

       Total investment return                               1.71%+++          2.64%          1.33%           .94%          .68%*
                                                          ===========    ===========    ===========    ===========    ===========

Ratios to Average Net Assets

       Expenses                                                 .15%*           .15%           .15%           .15%          .21%*
                                                          ===========    ===========    ===========    ===========    ===========
       Investment income and realized
       gain (loss)--net                                        3.39%*          2.61%          1.31%           .94%         1.04%*
                                                          ===========    ===========    ===========    ===========    ===========

Supplemental Data

       Net assets, end of period (in thousands)           $ 9,061,848    $ 9,524,737    $ 9,749,807    $10,252,630    $10,591,179
                                                          ===========    ===========    ===========    ===========    ===========

      * Annualized.

     ++ Commencement of operations.

    +++ Aggregate total investment return.

        See Notes to Financial Statements.


WCMA TAX-EXEMPT FUND                                         SEPTEMBER 30, 2006



Notes to Financial Statements                           Master Tax-Exempt Trust


1. Significant Accounting Policies:
Master Tax-Exempt Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Trust, subject to certain limitations. The Trust's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Trust.

(a) Valuation of investments--Investments are valued at amortized cost, which approximates market value. For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the demand notice payment period. In the case of a floating rate instrument, the remaining maturity is the next coupon date on which the interest rate is to be adjusted.

(b) Income taxes--The Trust is classified as a partnership for federal income tax purposes. As such, each investor in the Trust is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Trust. Therefore, no federal income tax provision is required. It is intended that the Trust's assets will be managed so an investor in the Trust can satisfy the requirements of Subchapter M of the Internal Revenue Code.

(c) Recent accounting pronouncement--In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48 ("FIN 48") entitled "Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109." FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity including mutual funds before being measured and recognized in the financial statements. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. The impact on the Trust's financial statements, if any, is currently being assessed.

(d) Security transactions and investment income--Security transactions are recorded on the dates the trans-actions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.


2. Investment Advisory Agreement and Transactions with Affiliates:
The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Trust's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Trust. For such services, the Trust pays a monthly fee based upon the average daily value of the Trust's net assets at the following annual rates: .25% of the Trust's average daily net assets not exceeding $500 million; .175% of the average daily net assets in excess of $500 million but not exceeding $1 billion; and .125% of the average daily net assets in excess of $1 billion.

For the six months ended September 30, 2006, the Trust reimbursed FAM $97,197 for certain accounting services.

In February 2006, ML & Co. and BlackRock, Inc. entered into an agreement to contribute ML & Co.'s investment management business, including FAM, to the investment management business of BlackRock, Inc. The transaction closed on September 29, 2006.

On September 15, 2006, the shareholders of each of the investors of the Trust approved a new Investment Advisory Agreement with BlackRock Advisors, Inc. (the "Manager"), a wholly owned subsidiary of BlackRock, Inc. BlackRock Advisors, Inc. was reorganized into BlackRock Advisors, LLC. The new advisory agreement became effective on September 29, 2006, and the investment advisory fee is unchanged. In addition, the Manager has entered into a sub-advisory agreement with BlackRock Investment Management, LLC, an affiliate under which the Manager pays the Sub-Adviser for services it provides a fee equal to 59% of the management fee paid to the Manager.

Prior to the closing, certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, and/or ML & Co.

Commencing September 29, 2006, certain officers and/or trustees of the Trust are officers and/or directors of BlackRock, Inc. or its affiliates.



WCMA TAX-EXEMPT FUND                                         SEPTEMBER 30, 2006



Disclosure of Investment Advisory Agreement


Disclosure of FAM Management Agreement

The Board of Trustees of Master Tax-Exempt Trust (the "Trust") and the Board of Trustees of WCMA Tax-Exempt Fund (the "Fund") met in August 2006 to consider approval of the management agreement between the Trust, on behalf of the Fund, and Fund Asset Management, L.P., the Trust's manager at that time ("FAM").


Activities and Composition of the Board of Trustees

All but one member of each Board of Trustees is an independent trustee whose only association with FAM or other Merrill Lynch affiliates was as a trustee of the Fund and the Trust and as a trustee or director of certain other funds advised by FAM or its affiliates. The Chairman of each Board is also an independent trustee. New trustee nominees are chosen by a Nominating Committee comprised of independent trustees. All independent trustees also are members of the respective Board's Audit Committee, and the independent trustees meet in executive session at each in-person Board meeting. The Boards and the Audit Committees meet in person for at least two days each quarter and conduct other in-person and telephone meetings throughout the year, some of which are formal Board meetings and some of which are informational meetings. The independent counsel to the independent trustees attends all in-person Board and Audit Committee meetings and other meetings at the independent trustees' request.


FAM Management Agreement--Matters Considered by the Boards

Every year, each Board reviews and considers approval of the Trust's management agreement on behalf of the Fund. Each Board assesses the nature, scope and quality of the services provided to the Fund and the Trust by the personnel of the manager and its affiliates, including administrative services, shareholder services, oversight of fund accounting, marketing services and assistance in meeting legal and regulatory requirements. Each Board also receives and assesses information regarding the services provided to the Fund and the Trust by certain unaffiliated service providers.

At various times throughout the year, each Board also considers a range of information in connection with its oversight of the services provided by the manager and its affiliates. Among the matters considered are: (a) fees (in addition to management fees) paid to the manager and its affiliates by the Fund and/or the Trust, such as transfer agency fees and fees for marketing and distribution; (b) Trust/Fund operating expenses paid to third parties; (c) the resources devoted to and compliance reports relating to the Trust's/Fund's investment objective, policies and restrictions, and the Trust's/Fund's compliance with its Code of Ethics and compliance policies and procedures; and
(d) the nature, cost and character of non-investment management services provided by the manager and its affiliates.

The Boards noted their view of FAM as one of the most experienced global asset management firms and considered the overall services provided by FAM to be of high quality. The Boards also noted their view of FAM as financially sound and well managed and noted FAM's affiliation with one of America's largest financial firms. The Boards work closely with the manager in overseeing the manager's efforts to achieve good performance. As part of this effort, each Board discusses portfolio manager effectiveness and, when performance is not satisfactory, discusses with the manager taking steps such as changing investment personnel.


Annual Consideration of Approval by the Boards

In the period prior to the Board meeting to consider renewal of the management agreement, each Board requests and receives materials specifically relating to the management agreement. These materials include (a) information on the fees and expenses and the investment performance of the Trust/Fund or its predecessor (which had the same investment objectives and strategies as the Trust/Fund) as compared to a comparable group of funds; (b) a discussion by the Trust's/Fund's portfolio management team regarding investment strategies used by the Trust/Fund during its most recent fiscal year; (c) information on the profitability to the manager and its affiliates of the management agreement and certain other relationships with the Trust and/or the Fund; and
(d) information provided by the manager concerning management fees charged to other clients, such as institutional clients, under similar investment mandates. Each Board also considers other matters it deems important to the approval process, such as payments made to the manager or its affiliates relating to the distribution of Fund shares, services related to the valuation and pricing of Trust/Fund portfolio holdings, allocation of Trust/Fund brokerage fees, and direct and indirect benefits to the manager and its affiliates from their relationship with the Fund and the Trust. Neither Board identified any particular information as controlling, and each member of the Board may have attributed different weights to the various items considered.



WCMA TAX-EXEMPT FUND                                         SEPTEMBER 30, 2006



Disclosure of Investment Advisory Agreement (concluded)


Certain Specific Renewal Data

In connection with the most recent renewal of the management agreement between the Trust, on behalf of the Fund, and FAM (the "FAM Management Agreement") in August 2006, the independent trustees' and Boards' review included the following:

Services Provided by the Manager - Each Board reviewed the nature, extent and quality of services provided by FAM, including the management services and the resulting performance of the Trust/Fund. Each Board focused primarily on FAM's investment advisory services and the Trust's/Fund's investment performance. While each Board reviews performance data at least quarterly, the Board attaches more importance to performance over relatively long periods of time, typically three to five years. The Boards concluded that the comparative data indicated that the Fund's performance was competitive. Considering all these factors, each Board concluded that the Trust's/Fund's performance and the nature and quality of the services provided supported the continuation of the FAM Management Agreement.

FAM's Personnel and Investment Process--Each Board reviewed the Trust's/Fund's investment objectives and strategies. The Boards discussed with FAM's senior management responsible for investment operations and the senior management of FAM's municipal investing group the strategies being used to achieve the stated objectives. Among other things, the Boards considered the size, education and experience of FAM's investment staff, its use of technology, and FAM's approach to training and retaining portfolio managers and other research, advisory and management personnel. The Boards also reviewed FAM's compensation policies and practices with respect to the Trust's/Fund's portfolio manager. The Boards also considered the experience of the Trust's/Fund's portfolio manager and noted that Mr. Hayes has more than 25 years experience investing in municipal securities. Each Board considered the extensive experience of FAM and its investment staff in analyzing and managing the types of investments used by the Trust and the Fund and concluded that the Trust and the Fund benefit from that experience.

Management Fees and Other Expenses--Each Board reviews the Trust's/Fund's contractual management fee rate and actual management fee rate as a percentage of total assets at common asset levels - the actual rate includes advisory and administrative service fees and the effects of any fee waivers - compared to the other comparable funds. It also compares the Trust's/Fund's total expenses to those of other comparable funds. Each Board determined that the Fund's contractual and actual management fee rates, as well as total expenses, were competitive with those of comparable funds. Each Board concluded that the Fund's management fee rate and overall expense ratio were reasonable.

Profitability--Each Board considers the cost of the services provided to the Trust and the Fund by the manager and the manager's and its affiliates' profits relating to the management and distribution of the Trust and the Fund and the funds advised by the manager and its affiliates. As part of its analysis, each Board reviewed FAM's methodology in allocating its costs to the management of the Trust and the Fund and concluded that there was a reasonable basis for the allocation. Each Board also considered federal court decisions discussing an investment adviser's profitability and profitability levels considered to be reasonable in those decisions. The Boards concluded that the profits of FAM and its affiliates were acceptable in relation to the nature and quality of services provided and given the level of fees and expenses overall.

Economies of Scale--Each Board considered the extent to which economies of scale might be realized as the assets of the Trust and the Fund increase and whether there should be changes in the management fee rate or structure in order to enable the Trust and the Fund to participate in these economies of scale. Each Board concluded that the Trust's/Fund's management fee rate schedule, which includes breakpoints, appropriately allows shareholders to participate in the benefits of economies of scale. The Boards determined that no changes were currently necessary.


Conclusion

After the independent trustees of the Fund and the independent trustees of the Trust deliberated in executive session, each entire Board, including all of the independent trustees, approved the renewal of the existing FAM Management Agreement, concluding that the advisory fee was reasonable in relation to the services provided and that a contract renewal was in the best interests of the shareholders.



WCMA TAX-EXEMPT FUND                                         SEPTEMBER 30, 2006



Disclosure of New Investment Advisory Agreement


New BlackRock Management Agreement--Matters Considered by the Boards

In connection with the combination of Merrill Lynch's investment advisory business, including Fund Asset Management, L.P. (the "Previous Manager"), with that of BlackRock, Inc. ("BlackRock") to create a new independent company ("New BlackRock") (the "Transaction"), the Board of Trustees of the Trust, on behalf of the Fund, considered and approved a new management agreement (the "BlackRock Management Agreement") between the Trust and BlackRock Advisors, LLC ("BlackRock Advisors"). Because the Fund is a feeder fund that invests all of its assets in the Trust, the Board of Trustees of the Fund also considered the BlackRock Management Agreement. Shareholders subsequently approved the BlackRock Management Agreement, and it became effective on September 29, 2006, replacing the management agreement with the Previous Manager (the "Previous Management Agreement").

Each Board discussed the BlackRock Management Agreement at telephonic and in person meetings held during April and May 2006. Each Board, including the independent trustees, approved the BlackRock Management Agreement at an in-person meeting held on May 12, 2006.

To assist each Board in its consideration of the BlackRock Management Agreement, BlackRock provided materials and information about BlackRock, including its financial condition and asset management capabilities and organization, and Merrill Lynch provided materials and information about the Transaction. The independent trustees, through their independent legal counsel, also requested and received additional information from Merrill Lynch and BlackRock in connection with their consideration of the BlackRock Management Agreement. The additional information was provided in advance of the May 12, 2006 meetings. In addition, the independent trustees consulted with their counsel and counsel for the Fund and the Trust on numerous occasions, discussing, among other things, the legal standards and certain other considerations relevant to each Board's deliberations.

At each Board meeting, the trustees discussed with Merrill Lynch management and certain BlackRock representatives the Transaction, its strategic rationale and BlackRock's general plans and intentions regarding the Fund and the Trust. At these Board meetings, representatives of Merrill Lynch and BlackRock made presentations to and responded to questions from each Board. Each Board also inquired about the plans for and anticipated roles and responsibilities of certain employees and officers of the Previous Manager, and of its affiliates, to be transferred to BlackRock in connection with the Transaction. The independent trustees also conferred separately and with their counsel about the Transaction and other matters related to the Transaction on a number of occasions, including in connection with the April and May 2006 meetings. After the presentations and after reviewing the written materials provided, the independent trustees met in executive sessions with their counsel to consider the BlackRock Management Agreement.

In connection with each Board's review of the BlackRock Management Agreement, Merrill Lynch and/or BlackRock advised the Boards about a variety of matters. The advice included the following, among other matters:

* that there was not expected to be any diminution in the nature, quality and extent of services provided to the Fund and the Trust and their shareholders by BlackRock Advisors, including compliance services;

* that operation of New BlackRock as an independent investment management firm would enhance its ability to attract and retain talented professionals;

* that the Fund and the Trust were expected to benefit from having access to BlackRock's state of the art technology and risk management analytic tools, including investment tools, provided under the BlackRock Solutions (R) brand name;

* that BlackRock had no present intention to alter any applicable expense waivers or reimbursements that were currently in effect and, while it reserved the right to do so in the future, it would seek the approval of each Board before making any changes;

* that BlackRock and Merrill Lynch would enter into an agreement, for an initial three-year period and automatically renewable from year to year thereafter, in connection with the Transaction under which Merrill Lynch-affiliated broker-dealers would continue to offer the Fund as an investment product;

* that BlackRock Advisors would have substantially the same access to the Merrill Lynch sales force when distributing shares of the Fund as was currently being provided to the Previous Manager and that other arrangements between the Previous Manager and Merrill Lynch sales channels would be preserved;



WCMA TAX-EXEMPT FUND                                         SEPTEMBER 30, 2006



Disclosure of New Investment Advisory Agreement (continued)


* that in connection with the Transaction, Merrill Lynch and BlackRock had agreed to conduct, and use reasonable best efforts to cause their respective affiliates to conduct, their respective businesses in compliance with the conditions of Section 15(f) of the Investment Company Act of 1940 (the "1940 Act") in relation to any public funds advised by BlackRock or the Previous Manager (or affiliates), respectively; and

* that Merrill Lynch and BlackRock would derive benefits from the Transaction and that, as a result, they had a financial interest in the matters being considered that was different from that of Fund or Trust shareholders.

Each Board considered the information provided by Merrill Lynch and BlackRock above, and, among other factors, the following:

* the potential benefits to Fund and Trust shareholders from being part of a combined fund family with BlackRock-sponsored funds, including possible economies of scale and access to investment opportunities;

* the reputation, financial strength and resources of BlackRock and its investment advisory subsidiaries and the anticipated financial strength and resources of New BlackRock;

* the compliance policies and procedures of BlackRock Advisors;

* the terms and conditions of the BlackRock Management Agreement, including the fact that the schedule of the Fund's/Trust's total advisory and administrative fees would not increase under the BlackRock Management Agreement, but would remain the same;

* that in August 2005, each Board had performed a full annual review of each respective Previous Management Agreement, as required by the 1940 Act, and had determined that the Previous Manager had the capabilities, resources and personnel necessary to provide the advisory and administrative services that were then being provided to the Fund/Trust; and that the advisory and/or management fees paid by the Fund/Trust, taking into account any applicable agreed-upon fee waivers and breakpoints, had represented reasonable compensation to the Previous Manager in light of the services provided, the costs to the Previous Manager of providing those services, economies of scale, the fees and other expenses paid by similar funds, and such other matters as the trustees had considered relevant in the exercise of their reasonable judgment; and

* that Merrill Lynch had agreed to pay all expenses of the Fund and Trust in connection with the Board's consideration of the BlackRock Management Agreement and related agreements and all costs of shareholder approval of the BlackRock Management Agreement and as a result the Fund and the Trust would bear no costs in obtaining shareholder approval of the BlackRock Management Agreement.

Certain of these considerations are discussed in more detail below.

In its review of the BlackRock Management Agreement, each Board assessed the nature, quality and scope of the services to be provided to the Fund and the Trust by the personnel of BlackRock Advisors and its affiliates, including administrative services, shareholder services, oversight of fund accounting, marketing services and assistance in meeting legal and regulatory requirements. In its review of the BlackRock Management Agreement, each Board also considered a range of information in connection with its oversight of the services to be provided by BlackRock Advisors and its affiliates. Among the matters considered were: (a) fees (in addition to management fees) to be paid to BlackRock Advisors and its affiliates by the Fund and the Trust; (b) Fund and Trust operating expenses paid to third parties; (c) the resources devoted to and compliance reports relating to the Fund's and the Trust's investment objective, policies and restrictions, and their compliance with their Code of Ethics and BlackRock Advisors' compliance policies and procedures; and (d) the nature, cost and character of non-investment management services to be provided by BlackRock Advisors and its affiliates.

In the period prior to the Board meetings to consider renewal of the Previous Management Agreement, each Board had requested and received materials specifically relating to the Previous Management Agreement. These materials included (a) information on the fees and expenses and the investment performance of the Fund as compared to a comparable group of funds; (b) a discussion by the Trust's portfolio management team on investment strategies used by the Trust during its most recent fiscal year; (c) information on the profitability to the Previous Manager of the Previous Management Agreement and other payments received by the Previous Manager and its affiliates from the Fund and the Trust; and (d) information provided by the Previous Manager concerning services related to the valuation and pricing of the Trust's portfolio holdings, allocation of Trust brokerage fees, the Trust's portfolio turnover statistics, and direct and indirect benefits to the Previous Manager and its affiliates from their relationship with the Fund and the Trust.



WCMA TAX-EXEMPT FUND                                         SEPTEMBER 30, 2006



In its deliberations, each Board considered information received in connection with its most recent approval of the continuance of the Previous Management Agreement, in addition to information provided by BlackRock and BlackRock Advisors in connection with their evaluation of the terms and conditions of the BlackRock Management Agreement. The trustees did not identify any particular information that was all-important or controlling, and each trustee attributed different weights to the various factors. Each Board, including a majority of the Board's independent trustees, concluded that the terms of the BlackRock Management Agreement are appropriate, that the fees to be paid are reasonable in light of the services to be provided to the Fund/Trust, and that the BlackRock Management Agreement should be approved and recommended to Fund/Trust shareholders.

Nature, Quality and Extent of Services Provided--Each Board reviewed the nature, quality and extent of services provided by the Previous Manager, including the investment advisory services and the resulting performance of the Fund and the Trust, as well as the nature, quality and extent of services expected to be provided by BlackRock Advisors. Each Board focused primarily on the Previous Manager's investment advisory services and the investment performance of the Fund and the Trust, but also considered certain areas in which both the Previous Manager and the Fund/Trust received services as part of the Merrill Lynch complex. Each Board compared the Fund's performance - both including and excluding the effects of fees and expenses - to the performance of a comparable group of mutual funds, and the performance of a relevant index or combination of indexes. While each Board reviews performance data at least quarterly, consistent with the Previous Manager's investment goals, the Board attaches more importance to performance over relatively long periods of time, typically three to five years.

In evaluating the nature, quality and extent of the services to be provided by BlackRock Advisors under the BlackRock Management Agreement, each Board considered, among other things, the expected impact of the Transaction on the operations, facilities, organization and personnel of New BlackRock and how it would affect the Fund and the Trust; the ability of BlackRock Advisors to perform its duties after the Transaction; and any anticipated changes to the investment and other practices of the Fund or the Trust.

Each Board was given information with respect to the potential benefits to the Fund and the Trust and their shareholders from having access to BlackRock's state of the art technology and risk management analytic tools, including the investment tools provided under the BlackRock Solutions brand name.

Each Board was advised that, as a result of Merrill Lynch's equity interest in BlackRock after the Transaction, the Fund and the Trust would continue to be subject to restrictions concerning certain transactions involving Merrill Lynch affiliates (for example, transactions with a Merrill Lynch broker-dealer acting as principal) absent revised or new regulatory relief. Each Board was advised that a revision of existing regulatory relief with respect to these restrictions was being sought from the Securities and Exchange Commission and was advised of the possibility of receipt of such revised regulatory relief.

Based on their review of the materials provided and the assurances they had received from the management of Merrill Lynch and of BlackRock, the trustees determined that the nature and quality of services to be provided to the Fund/Trust under the BlackRock Management Agreement were expected to be as good as or better than that provided under the Previous Management Agreement. The trustees were advised that BlackRock Advisors did not plan to change the Fund's/Trust's portfolio management team upon the closing of the Transaction. It was noted, however, that other changes in personnel were expected to follow the Transaction and the combination of the operations of the Previous Manager and its affiliates with those of BlackRock. The trustees noted that if portfolio managers or other personnel were to cease to be available prior to the closing of the Transaction, each Board would consider all available options, including seeking the investment advisory or other services of BlackRock affiliates. Accordingly, each Board concluded that, overall, the Board was satisfied at the present time with assurances from BlackRock and BlackRock Advisors as to the expected nature, quality and extent of the services to be provided to the Fund/Trust under the BlackRock Management Agreement.



WCMA TAX-EXEMPT FUND                                         SEPTEMBER 30, 2006



Disclosure of New Investment Advisory Agreement (concluded)


Costs of Services Provided and Profitability--It was noted that, in conjunction with the most recent review of the Previous Management Agreement, each Board had received, among other things, information comparing the Fund's fees and expenses to those of comparable funds and information as to the fees charged by the Previous Manager or its affiliates to other registered investment company clients for investment management services. Each Board reviewed the Fund's/Trust's contractual management fee rate and actual management fee rate as a percentage of total assets at common asset levels - the actual rate includes advisory and administrative service fees and the effects of any fee waivers - compared to comparable funds. Each Board also compared the Fund's total expenses to those of comparable funds. Each Board concluded that the Fund's/Trust's management fee and fee rate and overall expense ratio are reasonable compared to those of comparable funds.

In evaluating the costs of the services to be provided by BlackRock Advisors under the BlackRock Management Agreement, each Board considered, among other things, whether advisory and administrative fees or other expenses would change as a result of the Transaction.

The Fund's Board noted that in addition to the BlackRock Management Agreement, it was considering a new administration agreement with BlackRock Advisors as administrator to replace the Fund's administration agreement under which the Previous Manager was serving as administrator. Based on its review of the materials provided, and the fact that the BlackRock Management Agreement and the new administration agreement are substantially similar to the corresponding previous agreement in all material respects, including the rate of compensation, each Board determined that the Transaction should not increase the total fees payable, including any fee waivers and expense reimbursements, for advisory and administrative services. Each Board noted that it was not possible to predict how the Transaction would affect BlackRock Advisor's profitability from its relationship with the Fund and the Trust.

Each Board discussed with BlackRock Advisors its general methodology to be used in determining New BlackRock's profitability with respect to its relationship with the Fund and the Trust. The trustees noted that they expect to receive profitability information from BlackRock Advisors on at least an annual basis and thus be in a position to evaluate whether any adjustments in fees and/or fee breakpoints would be appropriate.

Fees and Economies of Scale--Each Board considered the extent to which economies of scale might be realized as the assets of the Fund and the Trust increase and whether there should be changes in the management fee rate or structure in order to enable the Fund and the Trust to participate in these economies of scale. Each Board determined that changes were not currently necessary.

In reviewing the Transaction, each Board considered, among other things, whether advisory and administrative fees or other expenses would change as a result of the Transaction. Based on the fact that the BlackRock Management Agreement was substantially similar to the Previous Management Agreement in all material respects, including the rate of compensation, and the fact that the proposed new administration agreement with BlackRock Advisors was also substantially similar to the administration agreement then in effect, each Board determined that as a result of the Transaction, the Fund's/Trust's total advisory and administrative fees would be no higher than the fees under the corresponding Previous Management Agreement and administration agreement. Each Board noted that in conjunction with the most recent deliberations concerning the Previous Management Agreement, the trustees had determined that the total fees for advisory and administrative services for the Fund and the Trust were reasonable in light of the services provided. It was noted that in conjunction with the recent review of the Previous Management Agreement, the Boards had received, among other things, information comparing the fees, expenses and performance of the Fund/Trust to those of comparable funds and information as to the fees charged by the Previous Manager to other registered investment company clients for investment management services. Each Board concluded that because the rates for advisory and administrative fees for the Fund/Trust would be no higher than the fee rates in effect at the time, the proposed management fee structure, including any fee waivers, was reasonable and that no additional changes were currently necessary.

Fall-Out Benefits--In evaluating the fall-out benefits to be received by BlackRock Advisors under the BlackRock Management Agreement, each Board considered whether BlackRock Advisors would experience such benefits to the same extent that the Previous Manager was experiencing such benefits under the Previous Management Agreement. Based on their review of the materials provided, including materials received in connection with their most recent approval of the continuance of the Previous Management Agreement, and their discussions with management of the Previous Manager and BlackRock, the trustees determined that BlackRock Advisors' fall-out benefits could include increased ability for BlackRock to distribute shares of its funds and other investment products. Each Board noted that fall-out benefits were difficult to quantify with certainty at this time, and indicated that the Board would continue to evaluate them going forward.



WCMA TAX-EXEMPT FUND                                         SEPTEMBER 30, 2006



Investment Performance--Each Board considered investment performance for the Fund and the Trust. Each Board compared the performance of the Fund and the Trust - both including and excluding the effects of fees and expenses - to the performance of a comparable group of mutual funds, and the performance of a relevant index or combination of indexes. The comparative information showed Fund performance at various levels within the range of performance of comparable funds over different time periods. While each Board reviews performance data at least quarterly, consistent with the Previous Manager's investment goals, the Board attaches more importance over relatively long periods of time, typically three to five years. Each Board believed the Fund's performance was satisfactory. Also, each Board took into account the investment performance of funds advised by BlackRock Advisors. Each Board considered comparative information from Lipper Inc. which showed that the performance of the funds advised by BlackRock Advisors was within the range of performance of comparable funds over different time periods. Each Board noted BlackRock's considerable investment management experience and capabilities, but was unable to predict what effect, if any, consummation of the Transaction would have on the future performance of the Fund.

Conclusion--After the independent trustees of the Fund and the independent trustees of the Trust deliberated in executive session, each entire Board, including the independent trustees, approved the BlackRock Management Agreement, concluding that the advisory fee rate was reasonable in relation to the services provided and that the BlackRock Management Agreement was in the best interests of the shareholders. In approving the BlackRock Management Agreement, each Board noted that it anticipated reviewing the continuance of the agreement in advance of the expiration of the initial two-year period.


New BlackRock Sub-Advisory Agreement--Matters Considered by the Boards

At an in person meeting held on August 14-16, 2006, each Board, including the independent trustees, discussed and approved the sub-advisory agreement with respect to the Trust (the "BlackRock Sub-Advisory Agreement") between BlackRock Advisors and BlackRock Investment Management, LLC, an affiliate of BlackRock Advisors (the "Sub-Adviser"). The BlackRock Sub-Advisory Agreement became effective on September 29, 2006, at the same time the BlackRock Management Agreement became effective.

Pursuant to the BlackRock Sub-Advisory Agreement, the Sub-Adviser receives a monthly fee from BlackRock Advisors equal to 59% of the advisory fee received by BlackRock Advisors from the Trust. BlackRock Advisors pays the Sub-Adviser out of its own resources, and there is no increase in Fund or Trust expenses as a result of the BlackRock Sub-Advisory Agreement.

In approving the BlackRock Sub-Advisory Agreement at the August in person meeting, each Board reviewed its considerations in connection with its approval of the BlackRock Management Agreement in May 2006. The Boards relied on the same information and considered the same factors as those discussed above in connection with the approval of the BlackRock Management Agreement and came to the same conclusion. In reviewing the sub-advisory fee rate provided in the BlackRock Sub-Advisory Agreement, each Board noted the fact that BlackRock Advisors and the Sub-Adviser each have significant responsibilities under their respective advisory agreements. BlackRock Advisors remains responsible for oversight of the Fund's and the Trust's operations and administration, and the Sub-Adviser provides advisory services to the Fund/Trust and is responsible for the day-to-day management of the Fund's/Trust's portfolio under the BlackRock Sub-Advisory Agreement. The Boards also took into account the fact that there is no increase in total advisory fees paid by the Fund or the Trust as a result of the BlackRock Sub-Advisory Agreement. Under all of the circumstances, each Board concluded that it was a reasonable allocation of fees for the Sub-Adviser to receive 59% of the advisory fee paid by the Trust to BlackRock Advisors.

After the independent trustees of the Fund and the independent trustees of the Trust deliberated in executive session, each entire Board, including the independent trustees, approved each BlackRock Sub-Advisory Agreement, concluding that the sub-advisory fee was reasonable in relation to the services provided and that the BlackRock Sub-Advisory Agreement was in the best interests of Fund/Trust shareholders.


WCMA TAX-EXEMPT FUND                                         SEPTEMBER 30, 2006


Officers and Trustees


Robert C. Doll, Jr., President and Trustee
Ronald W. Forbes, Trustee
Cynthia A. Montgomery, Trustee
Jean Margo Reid, Trustee
Roscoe S. Suddarth, Trustee
Richard R. West, Trustee
Edward D. Zinbarg, Trustee
Donald C. Burke, Vice President and Treasurer
Kenneth A. Jacob, Senior Vice President
John M. Loffredo, Senior Vice President
Peter J. Hayes, Vice President
Jeffrey Hiller, Fund Chief Compliance Officer
Alice A. Pellegrino, Secretary


Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101


Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-221-7210*


 * For inquiries regarding your WCMA account, call 800-262-4636.


WCMA TAX-EXEMPT FUND                                         SEPTEMBER 30, 2006


Availability of Quarterly Schedule of Investments


The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



Electronic Delivery


Electronic copies of most financial reports and prospectuses are available on the Fund's Web site. Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund's electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial adviser. Please note that not all investment advisers, banks or brokerages may offer this service.


WCMA TAX-EXEMPT FUND                                         SEPTEMBER 30, 2006


BlackRock Privacy Principles


BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our Web sites.

BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic personal information about its Clients, except as permitted by law or as is necessary to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.


WCMA TAX-EXEMPT FUND                                         SEPTEMBER 30, 2006


Item 2 -    Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 -    Audit Committee of Listed Registrants - Not Applicable

Item 6 -    Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -   Submission of Matters to a Vote of Security Holders - The
            registrant's Nominating Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available.
            Shareholders who wish to recommend a nominee should send nominations which include biographical information and sets forth the qualifications of the proposed nominee to the registrant's
            Secretary. There have been no material changes to these procedures.

Item 11 -   Controls and Procedures

11(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -   Exhibits attached hereto

12(a)(1) -  Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) -  Certifications - Attached hereto

12(a)(3) -  Not Applicable

12(b) -     Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


WCMA Tax-Exempt Fund and Master Tax-Exempt Trust


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer of
       WCMA Tax-Exempt Fund and Master Tax-Exempt Trust


Date: November 17, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer of
       WCMA Tax-Exempt Fund and Master Tax-Exempt Trust


Date: November 17, 2006

By:    /s/ Donald C. Burke
       -----------------------
       Donald C. Burke,
       Chief Financial Officer of
       WCMA Tax-Exempt Fund and Master Tax-Exempt Trust


Date: November 17, 2006